Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	PEDEVCO CORP
Entity Central Index Key	0001141197
Document Type	S-1
Document Period End Date	Dec 31, 2012
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash	$ 2,478,250	$ 176,471
Accounts receivable - oil and gas	16,571
Accounts receivable - oil and gas related party	112,488	302,315
Accounts receivable - related party	83,064
Deferred merger costs		111,828
Prepaid expenses and other current assets	133,900	26,533
Total current assets	2,824,273	617,147
Oil and gas properties:
Oil and gas properties, subject to amortization, net	2,420,688
Oil and gas properties, not subject to amortization, net	925,382	1,724,234
Total oil and gas properties, net	3,346,070	1,724,234
Equipment, net of accumulated depreciation	87,883	4,694
Notes receivable - related parties	2,786,064
Investments - equity method	2,098,334	588,453
Investments - cost method	4,100	4,100
Total assets	11,146,724	2,938,628
Liabilities and Stockholders' Equity
Accounts payable	132,243	145,428
Accounts payable - related party operator	922,112
Accrued expenses	1,449,014	1,904,647
Accrued expenses - related party	36,168
Notes payable - related party	2,170,065
Total current liabilities	4,709,602	2,050,075
Asset retirement obligations	59,298
Total liabilities	4,768,900	2,050,075
Commitments and contingencies
Redeemable Series A convertible preferred stock: 555,556 shares issued and outstanding	1,250,000
Stockholders' equity:
Series A convertible preferred stock, $0.001 par value, 100,000,000 shares authorized, 6,234,845 and 2,222,223 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	6,235	2,222
Common stock, $0.001 par value, 200,000,000 shares authorized; 7,183,501 and 5,167,423 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	7,184	5,167
Subscriptions receivable	(276,326)
Additional paid-in capital	18,167,419	1,644,841
Accumulated deficit	(12,776,688)	(763,677)
Total stockholders' equity	5,127,824	888,553
Total liabilities and stockholders' equity	$ 11,146,724	$ 2,938,628

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Redeemable Series A convertible preferred stock shares issued	555,556
Redeemable Series A convertible preferred stock shares outstanding	555,556
Stockholders' equity:
Series A convertible preferred stock, par value	$ 0.001	$ 0.001
Series A convertible preferred stock, shares authorized	100,000,000	100,000,000
Series A convertible preferred stock, shares issued	6,234,845	2,222,223
Series A convertible preferred stock, shares outstanding	6,234,845	2,222,223
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	7,183,501	5,167,423
Common stock, shares outstanding	7,183,501	5,167,423

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Revenue:
Oil and gas sales		$ 503,153
Operating expenses:
Lease operating costs		281,103
Selling, general and administrative expense	717,130	3,729,525
Impairment of goodwill		6,820,003
Impairment of oil and gas properties		180,262
Depreciation, depletion, amortization and accretion	662	131,332
Loss on settlement of payable		139,874
Total operating expenses	717,792	11,282,099
Gain on sale of equity method investments		64,168
Loss from equity method investments	(25,875)	(357,612)
Operating Loss	(743,667)	(11,072,390)
Other income (expense):
Interest expense	(12,912)	(986,248)
Interest income		36,359
Other expense	(7,098)
Gain on debt extinguishment		9,268
Total other expense	(20,010)	(940,621)
Net loss	$ (763,677)	$ (12,013,011)
Net loss per common share:
Basic and diluted	$ (0.19)	$ (1.94)
Weighted average common shares outstanding-
Basic and diluted	4,024,469	6,205,024

CONSOLIDATED STATEMENTS OF SHAREHOLDERS EQUITY (USD $)	Series A Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Subscriptions Receivable	Accumulated Deficit	Total
Beginning Balance, Amount at Feb. 08, 2011
Beginning Balance, Shares at Feb. 08, 2011
Issuance of Series A preferred stock net of offering costs, Amount	1,422		741,266			742,688
Issuance of Series A preferred stock net of offering costs, Shares	1,422,223
Issuance of Series A preferred stock upon conversion of notes payable, Amount	800		899,200			900,000
Issuance of Series A preferred stock upon conversion of notes payable, Shares	800,000
Issuance costs for Series A preferred stock			(106,865)			(106,865)
Issuance of common stock for interest in Rare Earth JV, Amount		1,367	2,733			4,100
Issuance of common stock for interest in Rare Earth JV, Shares		1,366,668
Issuance of common stock for cash, Amount		3,473	6,947			10,420
Issuance of common stock for cash, Shares		3,473,334
Issuance of common stock for services, Amount		95	28,465			28,560
Issuance of common stock for services, Shares		95,199
Issuance of common stock in exchange for services, Amount		232	69,435			69,667
Issuance of common stock in exchange for services, Shares		232,222
Stock compensation			3,660			3,660
Net loss					(763,677)	(763,677)
Ending Balance, Amount at Dec. 31, 2011	2,222	5,167	1,644,841		(763,677)	888,553
Ending Balance, Shares at Dec. 31, 2011	2,222,223	5,167,423
Stock compensation			305,920			305,920
Issuance of Series A preferred stock net of placement agent cost, Amount	3,684		8,011,387			8,015,071
Issuance of Series A preferred stock net of placement agent cost, Shares	3,684,448
Issuance of Series A preferred stock to related party for services, Amount	77		172,423			172,500
Issuance of Series A preferred stock to related party for services, Shares	76,667
Issuance of common stock in connection with Blast merger, Amount		475	4,491,750			4,492,225
Issuance of common stock in connection with Blast merger, Shares		474,291
Issuance of Series A preferred stock for oil and gas properties, Amount	123		276,203	(276,326)
Issuance of Series A preferred stock for oil and gas properties, Shares	122,812
Issuance of Series A preferred stock for settlement of payables, Amount	93		559,405			559,498
Issuance of Series A preferred stock for settlement of payables, Shares	93,250
Issuance of Series A preferred stock for debt extension, Amount	45		279,956			280,001
Issuance of Series A preferred stock for debt extension, Shares	44,445
Issuance of restricted common stock for compensation, Amount		785	234,715			235,500
Issuance of restricted common stock for compensation, Shares		785,000
Issuance of common stock for debt conversion, Amount		529	1,516,234			1,516,763
Issuance of common stock for debt conversion, Shares		529,172
Exercise of common stock options, Amount		20	4,780			4,800
Exercise of common stock options, Shares		20,000
Cashless exercise of options - common stock, Amount		161	(161)
Cashless exercise of options - common stock, Shares		161,086
Cashless exercise of warrants- common stock, Amount		38	(38)
Cashless exercise of warrants- common stock, Shares		37,529
Warrants issued to MIE for sale of equity interests in White Hawk			2,586			2,586
Conversion of preferred stock to common stock, Amount	(9)	9
Conversion of preferred stock to common stock, Shares	(9,000)	9,000
Beneficial conversion feature			667,418			667,418
Net loss					(12,013,011)	(12,013,011)
Ending Balance, Amount at Dec. 31, 2012	$ 6,235	$ 7,184	$ 18,167,419	$ (276,326)	$ (12,776,688)	$ 5,127,824
Ending Balance, Shares at Dec. 31, 2012	6,234,845	7,183,501

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Cash Flows From Operating Activities:
Net loss	$ (763,677)	$ (12,013,011)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, depletion, amortization and accretion	662	131,692
Impairment of oil and gas properties		180,262
Gain on sale of oil & gas properties		(64,168)
Impairment of goodwill		6,820,003
Gain on debt extinguishment		(9,268)
Series A preferred stock issued for debt maturity extension		280,001
Loss on settlement of payables		139,874
Stock-based compensation expense	73,327	621,420
Amortization of debt discount		507,505
Loss from equity method investments	25,875	357,612
Changes in operating assets and liabilities:
Accounts receivable - oil and gas		(14,006)
Accounts receivable - oil and gas - related party		(112,488)
Accounts receivable - related party	(302,315)	216,686
Prepaid expenses and other current assets	(22,433)	(94,532)
Accounts payable	145,428	(38,253)
Accounts payable - related party		327,294
Accrued expenses	32,775	(18,802)
Accrued expenses - related party		(22,164)
Net cash used in operating activities	(810,358)	(2,804,343)
Cash Flows From Investing Activities:
Cash paid for oil and gas properties	(2,899,542)	(1,500,000)
Cash paid for equipment	(5,356)	(1,358)
Deferred costs	(111,828)
Cash paid for acquisition of Blast Energy Services, Inc.		(454,614)
Issuance of notes receivable - related parties		(2,786,064)
Proceeds from sale of equity method investment		1,000,000
Net cash used in investing activities	(3,016,726)	(3,742,036)
Cash Flows From Financing Activities:
Proceeds from issuance of common stock	10,420
Proceeds from issuance of notes payable to related party	1,100,000	1,028,287
Repayment of notes payable		(200,000)
Repayment of notes payable to related party	(200,000)
Proceeds on sales of Series A preferred stock	3,093,135	8,015,071
Proceeds from exercise of options for common stock		4,800
Cash flows provided by financing activities	4,003,555	8,848,158
Net change in cash	176,471	2,301,779
Cash at beginning of the year		176,471
Cash at end of the year	176,471	2,478,250
Supplemental disclosure of cash flow information
Interest	12,912	11,809
Income taxes
Noncash investing and financing activities:
Accrual of oil and gas interest purchase obligations	1,871,872
Conversion of notes payable into 800,000 shares of Series A preferred stock	1,800,000
Contribution of 62.5% of oil and gas interest to equity method investor	3,071,640
Issuance of common stock as part of oil and gas interest purchase	28,560
Issuance of 555,556 shares of Series A preferred stock in exchange for acquisition of Excellong E&P-2, Inc.		1,250,000
Contribution of Excellong E&P-2, Inc. to White Hawk		3,734,986
Cash paid on behalf of PEDEVCO to Excellong E&P-2, Inc. by MIE to acquire interests in White Hawk		1,000,000
Cash paid on behalf of PEDEVCO to Condor by MIE for drilling operations		1,141,778
Accrual of purchase adjustment for sale of White Hawk interest		58,332
Warrants issued to MIE for sale of White Hawk equity interests		2,586
Issuance of 76,667 shares of Series A preferred stock to settle payables		172,500
Issuance of 1,366,668 shares of common stock in exchange for investment in Rare Earth JV	4,100
Issuance of Series A preferred stock in settlement of carried interest payable		419,624
Issuance of Series A preferred stock for subscriptions receivable		276,326
Issuance of Series A preferred stock to third party on behalf of Condor for oil and gas properties acquired		276,326
Transfer of unproved properties to proved properties		697,016
Issuance of common stock to settle accrued liabilities		487,218
Issuance of common stock for convertible notes payable		1,029,545
Beneficial conversion feature associated with convertible debt		667,418
Conversion of Series A preferred stock to common stock		27
Cashless exercise of common stock options and warrants		595
Accrual of drilling costs		1,733,859
Asset retirement costs capitalized		$ 16,552

1. BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
BASIS OF PRESENTATION

The accompanying consolidated financial statements of PEDEVCO CORP., formerly Blast Energy Services, Inc. (“PEDEVCO” or the “Company”), have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules of the Securities and Exchange Commission (“SEC”).

2. DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
DESCRIPTION OF BUSINESS

PEDEVCO’s primary business plan is: (i) engaging in oil and gas exploration, development and production of primarily shale oil and gas and secondarily conventional oil and gas opportunities in the United States (U.S.), and (ii) subsequently utilizing the Company’s strategic relationships for exploration, development and production in Pacific Rim countries, with a particular focus in China.

The Company owns a 20% interest in Condor Energy Technology, LLC (“Condor”), as well as a 50% interest in White Hawk Petroleum, LLC (“White Hawk”). Condor’s operations consist primarily of working interests in oil and gas leases in the Niobrara shale formation located in the Denver-Julesberg Basin in Morgan and Weld Counties, Colorado. The remaining interest in Condor is owned by an affiliate of MIE Holdings Corporation (Hong Kong Stock Exchange code: 1555.HK), one of the largest independent upstream onshore oil companies in China (“MIE Holdings”). White Hawk’s operations consist primarily of working interests in oil and gas leases in the Eagle Ford shale formation in McMullen County, Texas. The remaining interest in White Hawk is also owned by an affiliate of MIE Holdings.

The Company plans to focus initially on developing shale oil and gas assets held by the Company in the U.S., including its first oil and gas working interest known as “the Niobrara Asset” and its second oil and gas working interest known as the “the Eagle Ford Asset”. Subsequently, the Company plans to seek additional shale oil and gas and conventional oil and gas asset acquisition opportunities in the U.S. and Pacific Rim countries utilizing its strategic relationships and technologies that may provide the Company a competitive advantage in accessing and exploring such assets. Some or all of these assets may be acquired by subsidiaries, including Condor, or others that may be formed at a future date.

3. GOING CONCERN	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
GOING CONCERN

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has incurred losses from operations of $12,776,688 from the date of inception (February 9, 2011) through December 31, 2012 and has negative working capital and an accumulated deficit at December 31, 2012. Additionally, the Company is dependent on obtaining additional debt and/or equity financing to roll-out and scale its planned principal business operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Management’s plans in regard to these matters consist principally of seeking additional debt and/or equity financing combined with expected cash flows from current oil and gas assets held and additional oil and gas assets that it may acquire. There can be no assurance that the Company’s efforts will be successful. The financial statements do not include any adjustments that may result from the outcome of this uncertainty.

4. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 4 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation. The consolidated financial statements herein have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and include the accounts of the Company and those of its wholly owned subsidiaries as follows: (i) Eagle Domestic Drilling Operations LLC, a Texas limited liability company; (ii) Blast AFJ, Inc., a Delaware corporation; (iii) Pacific Energy Development Corp., a Nevada corporation; (iv) Pacific Energy Technology Services, LLC, a Nevada limited liability company; (v) Pacific Energy & Rare Earth Limited, a Hong Kong company; and (vi) Blackhawk Energy Limited, a British Virgin Islands company. All significant intercompany accounts and transactions have been eliminated.

Equity Method Accounting for Joint Ventures. The majority of the Company’s oil and gas interests are held all or in part by the following joint ventures which are collectively owned with affiliates of MIE Holdings:

- Condor Energy Technology LLC, a Nevada limited liability company owned 20% by the Company and 80% by an affiliate of MIE Holdings. The Company accounts for its 20% ownership in Condor using the equity method; and

- White Hawk Petroleum, LLC, a Nevada limited liability company owned 50% by the Company and 50% by an affiliate of MIE Holdings. The Company accounts for its 50% interest in White Hawk using the equity method.

The Company evaluated its relationship with Condor and White Hawk to determine if either qualified as a variable interest entity ("VIE"), as defined in ASC 810-10, and whether the Company is the primary beneficiary, in which case consolidation would be required. The Company determined that both Condor and White Hawk qualified as VIE’s, but since the Company is not the primary beneficiary of either Condor or White Hawk, the Company concluded that consolidation was not required for either entity.

Use of Estimates in Financial Statement Preparation. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, as well as certain financial statement disclosures. While management believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from these estimates. Significant estimates generally include those with respect to the amount of recoverable oil and gas reserves, the fair value of financial instruments, oil and gas depletion, asset retirement obligations, and stock-based compensation.

The Company's most significant estimates relate to the valuation of its investment in the Rare Earth JV and its valuation of its common stock, options and warrants. With respect to the Rare Earth JV, given that there is no established market for this interest combined with the highly speculative nature of this investment, management used their best good faith judgment and estimated a nominal value of $4,100 for this asset at the time of its exchange for shares of the Company's common stock. Management considered the following in arriving at their judgment of value: the joint venture's historical operating results, the lack of marketability, restrictions on transfer, and its minority interest position. If the Company sells the asset, the actual results of any sale could be materially different from management's estimated value.

Cash and Cash Equivalents. The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. As of December 31, 2012 and December 31, 2011, cash equivalents consisted of money market funds and cash on deposit.

Concentrations of Credit Risk. Financial instruments which potentially subject the Company to concentrations of credit risk include cash deposits placed with financial institutions. The Company maintains its cash in bank accounts which, at times, may exceed federally insured limits as guaranteed by the Federal Deposit Insurance Corporation (FDIC). At December 31, 2012, approximately $2,215,587 of the Company’s cash balances were uninsured. The Company has not experienced any losses in such accounts. Sales to two customers comprised 68% and 32% of the Company’s total oil and gas revenues for the year ended December 31, 2012. The Company had no revenue for the year ended December 31, 2011. The Company believes that, in the event that its primary customer was unable or unwilling to continue to purchase the Company’s production, there are a substantial number of alternative buyers for its production at comparable prices.

Accounts Receivable. Accounts receivable typically consist of oil and gas receivables. The Company has classified these as short-term assets in the balance sheet because the Company expects repayment or recovery within the next 12 months. The Company evaluates these accounts receivable for collectability considering the results of operations of these related entities and when necessary records allowances for expected unrecoverable amounts. To date, no allowances have been recorded.

Revenue Recognition. All revenue is recognized when persuasive evidence of an arrangement exists, the service or sale is complete, the price is fixed or determinable and collectability is reasonably assured. Revenue is derived from the sale of crude oil and natural gas. Revenue from crude oil and natural gas sales is recognized when the product is delivered to the purchaser and collectability is reasonably assured. The Company follows the “sales method” of accounting for oil and natural gas revenue, so it recognizes revenue on all natural gas or crude oil sold to purchasers, regardless of whether the sales are proportionate to its ownership in the property. A receivable or liability is recognized only to the extent that the Company has an imbalance on a specific property greater than its share of the expected remaining proved reserves. If collection is uncertain, revenue is recognized when cash is collected.

Equipment. Equipment is stated at cost less accumulated depreciation and amortization. Maintenance and repairs are charged to expense as incurred. Renewals and betterments which extend the life or improve existing equipment are capitalized. Upon disposition or retirement of equipment, the cost and related accumulated depreciation are removed and any resulting gain or loss is reflected in operations. Depreciation is provided using the straight-line method over the estimated useful lives of the assets, which are 3 to 10 years.

Deferred Property Acquisition Costs. The Company defers the costs, such as title and legal fees, related to oil and gas property acquisitions. At the time the acquisition is completed, these costs are reclassified and included as part of the purchase price of the property acquired. To the extent a property acquisition is not consummated these costs are expensed.

Oil and Gas Properties, Successful Efforts Method. The successful efforts method of accounting is used for oil and gas exploration and production activities. Under this method, all costs for development wells, support equipment and facilities, and proved mineral interests in oil and gas properties are capitalized. Geological and geophysical costs are expensed when incurred. Costs of exploratory wells are capitalized as exploration and evaluation assets pending determination of whether the wells find proved oil and gas reserves. Proved oil and gas reserves are the estimated quantities of crude oil and natural gas which geological and engineering data demonstrate with reasonable certainty to be recoverable in future years from known reservoirs under existing economic and operating conditions, (i.e., prices and costs as of the date the estimate is made). Prices include consideration of changes in existing prices provided only by contractual arrangements, but not on escalations based upon future conditions.

Exploratory wells in areas not requiring major capital expenditures are evaluated for economic viability within one year of completion of drilling. The related well costs are expensed as dry holes if it is determined that such economic viability is not attained. Otherwise, the related well costs are reclassified to oil and gas properties and subject to impairment review. For exploratory wells that are found to have economically viable reserves in areas where major capital expenditure will be required before production can commence, the related well costs remain capitalized only if additional drilling is under way or firmly planned. Otherwise the related well costs are expensed as dry holes.

Exploration and evaluation expenditures incurred subsequent to the acquisition of an exploration asset in a business combination are accounted for in accordance with the policy outlined above.

Depreciation, depletion and amortization of capitalized oil and gas properties is calculated on a field by field basis using the unit of production method.  Lease acquisition costs are amortized over the total estimated proved developed and undeveloped reserves and all other capitalized costs are amortized over proved developed reserves.

Impairment of Long-Lived Assets. The Company reviews the carrying value of its long-lived assets annually or whenever events or changes in circumstances indicate that the historical cost-carrying value of an asset may no longer be appropriate. The Company assesses recoverability of the carrying value of the asset by estimating the future net undiscounted cash flows expected to result from the asset, including eventual disposition. If the future net undiscounted cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and estimated fair value.

Asset Retirement Obligations. If a reasonable estimate of the fair value of an obligation to perform site reclamation, dismantle facilities or plug and abandon wells can be made, the Company will record a liability (an asset retirement obligation or “ARO”) on its consolidated balance sheet and capitalize the present value of the asset retirement cost in oil and gas properties in the period in which the retirement obligation is incurred. In general, the amount of an ARO and the costs capitalized will be equal to the estimated future cost to satisfy the abandonment obligation assuming the normal operation of the asset, using current prices that are escalated by an assumed inflation factor up to the estimated settlement date, which is then discounted back to the date that the abandonment obligation was incurred using an assumed cost of funds for the Company. After recording these amounts, the ARO will be accreted to its future estimated value using the same assumed cost of funds and the capitalized costs are depreciated on a unit-of-production basis over the estimated proved developed reserves. Both the accretion and the depreciation will be included in depreciation, depletion and amortization expense on our consolidated statements of operations.

Income Taxes. The Company utilizes the asset and liability method in accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for operating loss and tax credit carry-forwards and for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets unless it is more likely than not that the value of such assets will be realized.

Stock-Based Compensation. We utilize the Black-Scholes option pricing model to estimate the fair value of employee stock option awards at the date of grant, which requires the input of highly subjective assumptions, including expected volatility and expected life. Changes in these inputs and assumptions can materially affect the measure of estimated fair value of our share-based compensation. These assumptions are subjective and generally require significant analysis and judgment to develop. When estimating fair value, some of the assumptions will be based on, or determined from, external data and other assumptions may be derived from our historical experience with stock-based payment arrangements. The appropriate weight to place on historical experience is a matter of judgment, based on relevant facts and circumstances.

The Company estimates volatility by considering the historical stock volatility. The Company has opted to use the simplified method for estimating expected term, which is generally equal to the midpoint between the vesting period and the contractual term.

Earnings or Loss per Common Share. Basic earnings per common share equal net earnings or loss divided by weighted average common shares outstanding during the period. Diluted earnings per share include the impact on dilution from all contingently issuable shares, including options, warrants and convertible securities. The common stock equivalents from contingent shares are determined by the treasury stock method. The Company incurred net losses for the years ended December 31, 2012 and 2011, and therefore, basic and diluted earnings per share for those periods are the same as all potential common equivalent shares would be anti-dilutive. The Company excluded 1,251,539 potentially issuable shares of common stock related to options and 600,298 potentially issuable shares of common stock related to warrants due to their anti-dilutive effect.

Fair Value of Financial Instruments. The Company follows Financial Accounting Standards Board (“FASB”) ASC 820, Fair Value Measurement (“ASC 820”), which clarifies fair value as an exit price, establishes a hierarchal disclosure framework for measuring fair value, and requires extended disclosures about fair value measurements. The provisions of ASC 820 apply to all financial assets and liabilities measured at fair value.

As defined in ASC 820, fair value, clarified as an exit price, represents the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a result, fair value is a market-based approach that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

As a basis for considering these assumptions, ASC 820 defines a three-tier value hierarchy that prioritizes the inputs used in the valuation methodologies in measuring fair value.

Level 1 – Quoted prices in active markets for identical assets or liabilities.
Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Reclassifications. Certain amounts in the consolidated financial statements of the prior year have been reclassified to conform to the current presentation for comparative purposes.

Recently Issued Accounting Pronouncements. There were various accounting standards and interpretations issued during 2012 and 2011, none of which are expected to have a material impact on the Company’s financial position, operations or cash flows.

In July 2012 the FASB issued ASU 2012-02 Testing Indefinite-Lived Intangible Assets for Impairment, which amends Topic 350 and gives companies the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Topic 350-30. This ASU shall be applied prospectively for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 and early adoption is permitted. Implementation of the ASU is not expected to have a significant impact on the Company’s consolidated financial statements.

Subsequent Events. The Company has evaluated all transactions through the date the consolidated financial statements were issued for subsequent event disclosure consideration.

5. PRIOR YEAR RESTATEMENTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
PRIOR YEAR RESTATEMENTS

NOTE 5 – PRIOR YEAR RESTATEMENTS

Initial 2011 Restatement

On May 23, 2012, the financial statements for the period from February 9, 2011 (inception) through December 31, 2011 have been restated as a result of two errors discovered subsequent to their original issuance. These errors are as follows:

● $87,668 of improperly deferred costs associated with the Eagle Ford Asset acquisition (as described in Note 8).

● $19,200 of improper intercompany profit eliminations related to intercompany transactions between Condor and the Company.

The impact on the previously reported balance sheet as of December 31, 2011 is as follows:

	As Reported	As Restated
Deferred costs	$199,496	$111,828
Total current assets	$704,815	$617,147
Equity method investment	$607,653	$588,453
Total assets	$3,045,496	$2,938,628
Accumulated deficit	$587,142	$694,010
Total stockholders’ equity	$995,121	$888,553

The impact on the previously reported loss from operations and net loss for the period from February 9, 2011 (Inception) through December 31, 2011 is as follows:

	As Reported	As Restated
Equity in loss of equity method investment	$(6,675)	$(25,875)
Loss from operations	$(560,457)	$(648,125)
Net loss	$(587,142)	$(694,010)

Second 2011 Restatement

On December 12, 2012, the financial statements, for the period from February 9, 2011 (inception) through December 31, 2011, subsequent to the initial restatement discussed above have been restated again to adjust the Company’s accounting for the fully vested non-forfeitable stock award issued to investor relations consultants as disclosed in Note 14. The Company originally recorded the $69,667 value of the award as a stock subscription receivable in the balance sheet as performance was not required until the Company had completed a reverse merger transaction, at which time the 18 month service period would commence. Because the award is fully vested and non-forfeitable and the Company has no ability to compel specific performance, the Company reconsidered its accounting for this transaction and concluded that the appropriate treatment should have been to expense the value of the award in full. These financial statements are being restated to reflect this change.

The impact on the previously reported balance sheet (after adjustment for the initial restatement discussed above) as of December 31, 2011 is as follows:

	As Reported	As Restated
Stock service receivable	$(69,667)	$-
Accumulated deficit	$(694,010)	$(763,677)
Total stockholders' equity	$888,553	$888,553

The impact on the previously reported loss from operations and net loss for the period from February 9, 2011 (Inception) through December 31, 2011 (after adjustment for the initial restatement discussed above) is as follows:

	As Reported	As Restated
Professional services	$205,200	$274,867
Loss from operation	$(648,125)	$(717,792)
Net loss	$(694,010)	$(763,677)

2012 Restatements

On April 11, 2013 the consolidated financial statements, for the period from January 1, 2012 through December 31, 2012, have been restated to properly classify the Company’s issuance of 122,812 shares of Series A preferred stock to a related party as subscription receivable rather than a note receivable.

In addition, the consolidated financial statements have been restated to properly present on the balance sheet and the statement of stockholders’ equity the classification of Series A Preferred Shares issued and outstanding; the par value and additional paid in capital for the 555,556 shares of Series A preferred stock presented outside of stockholders’ equity as the redemption of such shares is outside the control of the issuer.

The impact on the previously reported balance sheet as of December 31, 2012 is as follows:

	As Reported	As Restated
Notes receivable – related parties	$3,062,390	$2,786,064
Total assets	$11,423,050	$11,146,724
Series A convertible preferred stock	$20,371	$18,704
Additional paid in capital	$18,138,916	$18,140,583
Stock subscription receivable	$0	$(276,326)
Total stockholder’s equity	$(5,404,150)	$(5,127,824)
Total liabilities and stockholders' equity	$11,423,050	$11,146,724

6. MERGER AGREEMENT PACIFIC ENERGY DEVELOPMENT CORP.	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
MERGER AGREEMENT PACIFIC ENERGY DEVELOPMENT CORP.

NOTE 6 - MERGER AGREEMENT – PACIFIC ENERGY DEVELOPMENT CORP.

On July 27, 2012, the Company completed the transactions contemplated by the January 13, 2012, Agreement and Plan of Reorganization (as amended, the “Merger Agreement”), by and between the Company, Blast Acquisition Corp., a wholly-owned Nevada subsidiary of the Company (“MergerCo”), and Pacific Energy Development Corp., a privately-held Nevada corporation (“PEDCO” or “Pacific Energy Development Corp.”).

Pursuant to the Merger Agreement on July 27, 2012, MergerCo was merged with and into PEDCO, with PEDCO continuing as the surviving entity and becoming a wholly-owned subsidiary of the Company, in a transaction structured to qualify as a tax-free reorganization (the “Merger”). In connection with the Merger, the Company issued former security holders of PEDCO 5,972,421 shares of common stock, 6,538,892 shares of new Series A Preferred Stock, warrants to purchase an aggregate of 373,334 shares of our common stock, warrants to purchase 230,862 shares of our new Series A Preferred Stock, and options to purchase 1,411,667shares of the Company’s common stock.   As the merger was accounted for as a reverse acquisition, these shares have been reflected as the historical equity of the Company as the accounting acquirer in the recapitalization.

Additionally, immediately prior to the Merger becoming effective, the shareholders of the Company approved an Amended and Restated Certificate of Formation and an Amended and Restated Series A Convertible Preferred Stock Designation which upon effectiveness: (i) converted all 2,000,000 outstanding shares of the Company’s Series A Convertible Preferred Stock and the single outstanding share of Series B Preferred Stock into 2,000,001 shares of common stock of the Company on a one to one basis, and immediately thereafter, (ii) effected a one for one hundred and twelve (1:112) reverse stock split rounding up for all fractional shares of the Company’s then outstanding common stock, resulting in the conversion of approximately 159,238,556 shares of preferred and  common stock into 474,291 shares of common stock (the “Reverse Split” and the “Amended and Restated Certificate of Formation”). All share and per share amounts in the consolidated financial statements and footnotes have been retroactively restated for the impact of the reverse split. and the 1-for-3 reverse stock split of our common and Series A preferred stock that was effected on April 23, 2013.

Furthermore, in connection with the Reverse Split and the Amended and Restated Certificate of Formation, the Company changed its name to “PEDEVCO Corp.”, and amended its Certificate of Formation, to effect various changes to its Certificate of Formation, including, but not limited to increasing the Company’s authorized capitalization to 300,000,000 shares of capital stock post-Reverse Split, which includes 200,000,000 shares of common stock, $0.001 par value per share (“Common Stock”); and 100,000,000 authorized shares of Preferred Stock, including 25,000,000 authorized shares of Series A Convertible Preferred Stock, $0.001 par value per share ("New Series A Preferred Stock"), which shares were designated in connection with approval of and filing of the Amended and Restated Certificate of Designations of the Company’s Series A Convertible Preferred Stock, which amended and replaced the prior designation of the Company’s Series A Convertible Preferred Stock (which shares were automatically converted into shares of common stock pursuant to the Amended and Restated Certificate of Formation).

The acquisition was accounted for as a “reverse acquisition,” and Pacific Energy Development Corp. was deemed to be the accounting acquirer in the acquisition. The Company’s assets and liabilities are recorded at their fair value. Pacific Energy Development Corp.'s assets and liabilities are carried forward at their historical costs. The financial statements of Pacific Energy Development Corp. are presented as the continuing accounting entity since it is the acquirer for the purpose of applying purchase accounting. The equity section of the balance sheet and earnings per share of Pacific Energy Development Corp. are retroactively restated to reflect the effect of the exchange ratio established in the Merger Agreement. Goodwill is recorded for the excess of fair value of consideration transferred and fair value of net assets. As a result of the issuance of the shares of common stock pursuant to the Merger Agreement, a change in control of the Company occurred.

The purchase price on the date of acquisition was:

Value of stock issued in acquisition	$4,492,225
Cash advanced from PEDCO prior to merger	507,757
Merger expenses	36,841
Total Purchase Price	$5,036,823

Current assets	978
Fixed assets	112,089
Oil and gas properties	127,088
Current liabilities	(646,787)
Asset retirement obligations assumed	(41,712)
Long-term liabilities	(1,334,836)
(1,783,180)

Goodwill	$6,820,003

Management evaluated the amount of goodwill associated with the transaction following the allocation of fair value to the assets and liabilities acquired and determined that the goodwill should be fully impaired and has reflected the impairment on the statement of operations as of the date of the merger.

Centurion Debt Modifications

In connection with the anticipated Merger, on January 13, 2012, Blast entered into an amendment to note purchase agreement (the “Note Purchase Amendment”), with Centurion Credit Funding LLC (“Centurion”), a secured creditor of Blast, and on May 29, 2012, Blast entered into the Second Amendment to First Tranche Promissory Note and the Second Amendment to the Second Tranche Promissory Note (collectively, the “Second Amendments to the Promissory Notes”) with Centurion. The Note Purchase Amendment and the Second Amendments to the Promissory Notes amended the Note Purchase Agreement, dated February 24, 2011 (the “Note Purchase Agreement”), entered into with Centurion primarily in order (i) to grant consent to the Merger, (ii) to waive, solely with respect to the Company post-Merger, certain loan covenants and restrictions as they relate to the assets of PEDCO and the operations of the Company post-Merger, (iii) to waive Centurion’s right of first refusal to provide additional funding to Blast, and (iv) to provide for the conversion of up to 50% of the loan amounts outstanding to Centurion in the original principal amount of $2,522,111, of which approximately $1,306,078 was owed as of the date of the parties’ entry into the Note Purchase Amendment, into shares of the Company’s common stock at $2.25 per share at the option of Centurion at any time after June 9, 2012, provided that the Company in its sole discretion may waive the 50% conversion limitation. The conversion rights described above are subject to Centurion being prohibited from converting any portion of the outstanding notes which would cause it to beneficially own more than 4.99% of the Company’s then outstanding shares of common stock, subject to Centurion’s right to increase such limit to up to 9.99% of the Company’s outstanding shares with 61 days prior written notice to the Company.

The Promissory Notes issued in connection with the Note Purchase Amendment were amended to provide an extension of the maturity date of such Promissory Notes, which were due February 2, 2012 under the terms of the original notes, to the earlier of (i) thirty (30) days after the termination of the Merger Agreement, if the Merger Agreement s terminated before June 1, 2012, (ii) August 1, 2012, or (iii) the date all obligations and indebtedness under such Promissory Notes are accelerated in accordance with the terms and conditions of such Promissory Notes. Furthermore, commencing February 2, 2012, the interest amount on the Promissory Notes was increased from 10% to 18% per annum, and the new interest rate included both the principal amount and the Exit Fee payable described below. Lastly, the Exit Fee, which is 12% of the repayment amount, was increased by an aggregate of $15,000 for the Promissory Notes and was expensed by Blast at the date of modification.

On August 30, 2012, following the Merger, the Company entered into the Third Amendment to Senior Secured Promissory Notes (First and Second Tranche) with Centurion (the “Third Amendment to the Promissory Notes”), which amended certain provisions of the Senior Secured Promissory Note (First Tranche) and Senior Secured Promissory Note (Second Tranche), each originally dated February 24, 2011 and amended on January 13, 2012 and May 29, 2012 (together, as amended, the “Promissory Notes”). The Promissory Notes were amended to provide an extension of the maturity date which were due as of August 1, 2012, to the earlier of (i) November 30, 2012, or (ii) the date all obligations and indebtedness under such Promissory Notes are accelerated in accordance with the terms and conditions of such Promissory Notes. The Company further agreed to deposit an additional $700,000 as a “repayment deposit” into the Company’s bank account that is subject to a deposit account control agreement (the “DACA”) between the Company and Centurion in order to provide additional security to Centurion with the DACA being revised to provide that Centurion may not have access to such funds until the maturity date of such Promissory Notes, unless a default or event of default has occurred. Additionally, the Third Amendment to the Promissory Notes removed the prior prohibition which limited Centurion to converting the Promissory Notes only once every thirty days.

The Company applied ASC 470-50-40/55 “Debtor’s Accounting for a Modification or Exchange of Debt Instrument” and concluded that the Note Purchase Amendment dated January 13, 2012 constituted a debt extinguishment rather than a debt modification because a significant conversion feature was added to the terms of the note. The conversion feature was contingent on the completion of the Merger. As such, the Company’s Merger with Blast, triggered the contingent conversion feature. As a result, the Company recorded a loss on debt extinguishment of $159,913 during the year ended December 31, 2012, as summarized below.

Loss on Extinguishment:
Estimated fair value of debt after modification	$1,494,749
Less: Carrying value of pre-modification debt	(1,334,836)
Loss on debt extinguishment	$159,913

In connection with the Note Purchase Amendment, the convertible debenture was also analyzed for a beneficial conversion feature after the debt modification at which time it was concluded that a beneficial conversion feature existed. Accordingly, a debt discount was recorded at the date of the modification. See detail summary below for carrying value of debt on the date of the merger.

Post-Modification Debt:
Estimated fair value of debt after modification	$1,494,749
Less: beneficial conversion feature recorded as debt discount	(667,418)
Carrying value at date of Merger	$827,331

On August 31, 2012, Centurion converted $101,250 of principal and accrued interest, into 45,000 shares of the Company’s common stock. In October 2012, Centurion converted $536,250 of principal into 238,334 shares of the Company’s common stock. In November 2012, Centurion converted $392,045 of principal into 174,242 shares of the Company’s common stock. Centurion forgave the principal and interest balance of $169,181 and the balance owed Centurion at December 31, 2012 was paid in full. See detail summary below of loan activity and balance as of December 31, 2012.

Carrying value at merger	$827,331
Accrued interest	75,699
Accretion of beneficial conversion feature recorded as debt discount	667,418
Less: amortization of debt premium	(159,913)
Less: Principal and accrued interest of convertible note converted to common stock	(1,029,545)
Less: Cash payments on principal	(211,809)
Balance of note forgiven by Centurion	(169,181)
Balance at December 31, 2012	$-0-

The Company recorded a gain on debt extinguishment in the amount of $169,181  which was netted against loss on extinguishment in the amount of $159,913 resulting in a net gain of $9,268.

Prior to the Merger, as additional security for the repayment of the First Note and Second Note, and pursuant to a Stock Purchase Agreement, the Company sold Centurion one (1) share of its newly designated Series B Preferred Stock, in consideration for $100, which entitled Centurion to consent to and approve the Company’s or any of its subsidiaries’ entry into any bankruptcy proceeding, consent to the appointment of a receiver, liquidator or trustee or the assignment by the Company or any of its subsidiaries for the benefit of any creditors. The Company assigned no value to this Series B Preferred Share. The one share of the Company’s Series B Preferred Stock was converted on a one-for-one basis into one (1) share of the Company’s pre-Reverse Split common stock in connection with the Merger.

Other Debt Conversions

In connection with the Merger, the Company approved the conversion of certain other outstanding debt obligations of the Company at $6.72 per share. At the time of the Merger these debt obligations included: $335,500 of accrued compensation due to the members of Board of Directors, $6,150 of short term loans from members of the Board of Directors, $225,958 of accrued salaries and vacation pay owed to the Company’s employees for a total amount of $567,608, of which $439,045 were converted at $6.72 per share under debt conversion agreements (“Debt Conversion Agreements”) into approximately 64,453 shares of the Company’s common stock in August and September 2012. Additionally, in May 2012, pursuant to a settlement agreed upon among the Company, Trident Partners Ltd. (“Trident”), and certain principals for Trident, the placement fee owed by the Company to Trident was reduced from $119,990 to $47,960 and Trident agreed to convert the remaining amount due at $6.72 per share into approximately 7,143 shares of the Company’s common stock upon completion of the Merger.

7. OIL AND GAS PROPERTIES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
OIL AND GAS PROPERTIES

The following tables summarize the Company’s oil and gas activities by classification for the year ended December 31, 2012 and the period from February 9, 2011 (Inception) through December 31, 2011:

	January 1, 2012	Additions	Disposals	Transfers	December 31, 2012
Unproved properties	1,724,234	78,427	-	(697,016)	1,105,645
Proved properties	-	5,532,519	(3,750,000)	697,016	2,479,535
Asset retirement costs	-	16,552	-	-	16,552
Accumulated depreciation depletion and impairment	-	(270,676)	15,014	-	(255,662)
Total oil and gas assets	1,724,234	5,356,822	(3,734,986)	-	3,346,070

	February 9, 2011	Additions	Disposals	Transfers	December 31, 2011
Unproved properties	-	4,914,624	(3,190,390)	-	1,724,234
Proved properties	-	-	-	-	-
Asset retirement costs	-	-	-	-	-
Accumulated depreciation, depletion and impairment	-	-	-	-	-
Total oil and gas assets	-	4,914,624	(3,190,390)	-	1,724,234

Niobrara Asset

The Company acquired oil and gas interests in Colorado in a geologic formation known as the Niobrara formation (“the Niobrara Asset”) on October 31, 2011 for a total cost of $4,914,624. The Company assigned 62.50% ($3,071,640) of the value of the Niobrara interest acquired to Condor, of which the Company owns 20%. The following table details the purchase price components:

Purchase Consideration	Amount
Cash paid at closing	$2,827,387
Amount payable in cash or Series A Preferred Stock on November 13, 2012	1,000,000	(1)
Carried interest obligation	699,372	(2)
Common stock issued for services	28,560	(3)
Series A Preferred Stock issuable	172,500	(4)
Other acquisition costs	186,805
Ending balance	$4,914,624

(1)	The Company agreed to issue 444,445 shares of Series A Preferred Stock on November 13, 2012, subject to a guaranteed minimum value of $1 million of the preferred stock. At November 13, 2012, the Sellers had the option to elect to receive the fixed number of 444,445 shares or $1 million in cash, due and payable within five days of their written election to receive cash in lieu of the shares. The agreement does not provide the Sellers the option for a variable number of shares based on the per share value. The obligation of $1 million was recorded in accrued expenses on the date of the transaction. The Company received elections from the Sellers requesting payment of the obligation in cash due on or about November 20, 2012. On November 26, 2012, the Agreement was amended to provide for the payment of $100,000 to the Sellers, and 44,445 shares of the preferred stock valued at $100,000 to extend the $1 million payment to the Sellers until February 18, 2013. The fair value of $280,001 of the 44,445 preferred shares issued and the $100,000 payment were recorded as interest expense in 2012. The Company subsequently paid the $1 million on February 18, 2013.

(2)	The Company agreed to provide the Sellers a carried interest for $699,372 of their share of future drilling costs and was recorded as a liability on the date of the transaction, of which $279,748 was paid in the three months ending June 30, 2012 and the remaining $419,624 was satisfied in the three months ending September 30, 2012 through the issuance on September 24, 2012 of 93,250 shares of the Company’s Series A Preferred Stock with a fair value of $559,498. The Company recorded a loss on settlement of payables of $139,874.
(3)	The Company issued 95,199 shares of common stock in 2011 in connection with the acquisition at a grant date fair value of $28,560 to a related party due diligence provider, South Texas Reservoir Alliance, LLC (“STXRA”).
(4)	The Company issued 76,667 shares of Series A Preferred Stock in February 2012 at a grant date fair value of $2.25 per share, or $172,500, to STXRA in exchange for the portion of working interests earned for worked performed in the transaction.

One of the sellers, Esenjay Oil & Gas, Ltd. ("Esenjay"), retains an overriding royalty interest in the production from the leases assigned equal to the amount, if positive, by which twenty percent (20%) of production exceeds the aggregate of all landowner royalties, overriding royalties and other burdens measured or payable out of the production that cover or affect the subject leases.

The depletion recorded for production on proved properties for the year ended December 31, 2012 amounted to $90,414. The Company recorded impairment of leases for the year ended December 31, 2012 of $180,262 for lease acreage that expired during the year due to non-renewals or non-utilization of leases.

During the year ended December 31, 2012, the Company began drilling operations on its FFT2H, Logan 2H and Waves 1H wells. The Company completed the FFT2H well in July 2012 and incurred $1,143,100 in drilling and completion costs. As of December 31, 2012, the Company has incurred $246,365 and $263,382 in drilling costs related to the Logan 2H and Waves 1H wells, respectively, which were completed subsequent to December 31, 2012. As a result of this drilling the Company reclassified $697,016 of the carrying value of the properties from unproved to proved property.

Eagle Ford Asset

On March 29, 2012, the Company acquired Excellong E&P-2, Inc., a Texas corporation for a total purchase price of $3.75 million. Excellong E&P-2’s sole asset was an approximately 8% working interest in certain oil and gas leases covering approximately 1,650 net acres in the Leighton Field located in McMullen County, Texas, which is currently producing oil and natural gas from the Eagle Ford shale formation. This area is currently producing oil and natural gas from three wells, but the remainder of the acreage is under development. The Company transferred these assets to White Hawk. See Note 8.

Guijarral Hills Exploitation Project

In October 2010, Blast entered into Farmout Agreement with Solimar Energy LLC (“Solimar”), to participate in an exploration project in the Guijarral Hills Field located in the San Joaquin basin of central California. In 2011, an initial exploratory well (the “Solimar Well”) was drilled on the project, but the zones tested did not result in an oil-producing well. On August 6, 2012, Solimar notified its desire to assign the Solimar Well to Vintage Production California LLC (“Vintage”), the lessor of the well in return for payment of the salvage value of the equipment in the Solimar Well. The Company elected to give up its right to take over the well and all related plugging and abandonment obligations, and agreed to assign its interest in the well to Vintage. As of August 10, 2012, Solimar had offered the well assignment to Vintage but Vintage had not yet responded as to its intentions whether to accept it or not. The Guijarral Hills Field lease expired pursuant to its own terms on September 30, 2012. In connection with the allocation of the purchase price in the Merger, no value was attributed to the Guijarral Project.

8. BUSINESS ACQUISITION AND DISPOSAL	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
BUSINESS ACQUISITION AND DISPOSAL

On March 29, 2012, the Company acquired Excellong E&P-2, Inc., a Texas corporation for a total purchase price of $3.75 million. Excellong E&P-2’s sole asset was an approximately 8% working interest in certain oil and gas leases covering approximately 1,650 net acres in the Leighton Field located in McMullen County, Texas, which is currently producing oil and natural gas from the Eagle Ford shale formation (the “Eagle Ford Asset”). The purchase was accounted for as a business combination; however, the Company acquired no other assets or liabilities other than the working interests and tangible equipment associated with producing wells.

This area is currently producing oil and natural gas from three wells, with the remainder of the acreage is under development. The purchase price terms were:

Cash paid at closing	$1,500,000
Loan payable	1,000,000	(1)
Series A Preferred Stock issued	1,250,000	(2)
Total purchase price	$3,750,000

(1)	Payable in 60 days following the closing. The amount was paid in May 2012 by an affiliate of MIE Holdings as consideration for the White Hawk sale described below.

(2)	The Company issued 555,556 shares of Series A Preferred Stock at a grant date fair value of $1,250,000. In accordance with the purchase agreement, the Company has a contingent obligation to repurchase up to the full 555,5556 shares of Series A Preferred Stock at a price per share of $2.25 in the event that, on March 29, 2013 (the date that is twelve months from the closing date), the market value of the stock is less than $1,250,000, and the sellers demand repurchase. Accordingly, the Company has determined that the shares are redeemable at the option of the holder and has classified the Preferred Stock outside of shareholders’ equity on the accompanying balance sheet.

The following table summarizes the allocation of the aggregate contribution as follows:

Asset:	Valuation
Tangible equipment	$147,000
Proved oil and gas reserves	2,958,936
Unproved oil and gas leaseholds	629,050
Total	$3,734,986

The pro forma results of the White Hawk acquisition as if the transaction had occurred at January 1, 2012 and 2011, respectively, is:

				For the Year Ended December 31, 2011
	PEDEVCO	E&P-2	Combined (1)	PEDEVCO	E&P-2	Combined
	For the twelve months ending December 31, 2012	For the period from January 1, 2012 to March 29, 2012
Revenue	$503,153	$266,867	$770,020	$-	$384,116	$384,116
Lease operating costs	$(281,103)	$(44,099)	$(325,202)	-	$(41,422)	$(41,422)
Net loss	$(12,013,011)	$222,768	$(11,790,243)	$(763,677)	$342,694	$(420,983)
Net loss per common share	$(0.65)	$0.02	$(0.63)	$(0.06)	$0.03	$(0.03)
	(1.94)	0.06	(1.88)	(0.18)	0.09	(0.09)

(1)	Operating activities of the properties acquired from E&P-2 for the period from March 29, 2012 through the date of the sale of a 50% interest in White Hawk on May 23, 2012 were recorded in the consolidated financial statements of the Company. Following the sale of the 50% White Hawk interest, the company’s proportionate share of operating activities of White Hawk have been reflected in the equity earnings of White Hawk attributable to the Company.

On May 11, 2012, the Company merged its wholly-owned subsidiary, Excellong E&P-2, Inc. (“E&P-2”), into White Hawk Petroleum, LLC (“White Hawk”), a newly-formed Nevada limited liability company also wholly-owned by the Company (the “E&P-2 Merger”). The separate corporate existence of E&P-2 ceased as a result of the E&P-2 Merger. White Hawk then held all of the Eagle Ford Assets of the Company. The transaction among entities under common control was recorded at historical cost and no gain or loss was recognized. The assets transferred from E&P-2 to White Hawk amounted to $147,000 for tangible equipment and $2,958,936 for proved oil and gas reserves and $629,050 for unproved oil and gas leaseholds (total Eagle Ford E&P-2 property value of $3,734,986). The amount of production, depletion and depreciation between the acquisition date and the merger date was not material over this period.

On May 23, 2012, the Company completed the sale of 50% of the common stock of White Hawk (the “White Hawk Sale”) to an affiliate of MIE Holdings, which is also the Company’s 80% partner in Condor and a significant investor in the Company. As a result of the White Hawk Sale, an affiliate of MIE Holdings and the Company each have an equal 50% ownership interest in White Hawk and each have agreed to proportionately share all expenses and revenues with respect to the Eagle Ford Asset. The sale price consideration for the White Hawk Sale by the affiliate of MIE Holdings was $1,939,082 as follows:

Cash received at closing	$500,000
Cash received on June 29, 2012	500,000
Payment to Excellong E&P-2	1,000,000	(1)
Total cash consideration	2,000,000

Less: fair value of warrants issued at $3.75 per share	(1,586	)(2)
Less: fair value of warrants issued at $4.50 per share	(1,000	)(2)
Less: purchase price adjustment for net field income activity for March 2012 through sale date	(58,332	)(3)
Total sale price	$1,939,082

(1)	$1.0 million in cash paid directly to the original sellers of E&P-2 on behalf of the Company on May 23, 2012, which was the amount due to such sellers 60 days following the acquisition;

(2)	On May 23, 2012, the Company issued 166,667 warrants valued at $1,586 to purchase common stock at $3.75 per share exercisable in cash for a period of two years and an additional 166,667 warrants valued at $1,000 to purchase common stock at $4.50 per share exercisable in cash for a period of two years; and

(3)	The effective date of the sale was March 1, 2012. Accordingly, production activity from the effective date until the closing date is reflected as a purchase price adjustment.

The following table summarizes the allocation of the aggregate sale price as follows:

Asset:	Valuation
Tangible equipment	$76,015
Proved oil and gas reserves	1,863,067
Total	$1,939,082

In connection with the White Hawk Sale, the Company recorded a gain of $64,168 representing the difference between the Company’s carrying value of the 50% interest sold ($1,875,000) and the fair value of the net sale proceeds received from MIE Holdings ($1,939,168).

9. PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2012 and, 2011 consisted of the following:

	December 31,	December 31,
	2012	2011
Computer equipment	$6,714	$5,356
Tractor	-	-
Service trailer	-	-
AFJ Rig	112,089	-
Subtotal	118,803	5,356

Less:
Accumulated depreciation	(30,920)	(662)
Equipment, net	$87,883	$4,694

The AFJ rig, tractor and service trailer were acquired in the Merger transaction. In connection with the Merger, the Company evaluated the carrying value of the AFJ rig and, based upon the independent third party analysis, recorded an impairment of $254,000 to reduce the carrying value to the estimated fair value.

Depreciation expense for the year ended December 31, 2012 and for the period from inception to December 31, 2011 was $30,258 and $662, respectively, and are included in operating expenses in the accompanying statement of operations.

10. EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
EQUITY METHOD INVESTMENTS

NOTE 10 – EQUITY METHOD INVESTMENTS

Condor Energy Technology, LLC

In October 2011, the Company formed a new subsidiary, Condor Energy Technology LLC (“Condor”), a limited liability company organized under the laws of the State of Nevada. Also, in October 2011, the Company issued 1,333,334 shares of its Series A Preferred Stock and an 80% interest in Condor to MIE Holdings for total proceeds of $3,000,000 of which the Company allocated $2,457,312 attributable to the MIE Holdings' investment in Condor, based on the proportionate fair value of the interest purchased by MIE Holdings. Following the transaction, the Company owns 20% of Condor and a subsidiary of MIE Holdings Corporation (“MIE Holdings”) owns 80%. The Company acquired oil and gas interests in the Niobrara formation (the “Niobrara Asset”) on October 31, 2011, and contributed the properties for its interest in Condor immediately upon the acquisition. Condor operates the Niobrara Asset. The $3,000,000 in proceeds received by the Company from the issuance of the 1,333,334 shares of Series A preferred stock were allocated first to MIE Holdings' interest in Condor based on the original purchase price of the Niobrara asset as follows in the table below, with the balance allocated to the Series A preferred stock purchased by MIE Holdings.

The Company accounts for its 20% ownership in Condor using the equity method. The Company evaluated its relationship with Condor to determine if Condor was a variable interest entity (“VIE”) as defined in ASC 810-10, and whether the Company was the primary beneficiary of Condor, in which case consolidation with the Company would be required. The Company determined that Condor qualified as a VIE, however, the Company concluded that MIE Holdings was the primary beneficiary as a result of being in control of the Board and its ability to control the funding commitments to Condor. The Company’s total investment in Condor at December 31, 2012 was $160,353, after recording its share of Condor’s losses for the year ended December 31, 2012 of $428,100.

	December 31,	December 31,
	2012	2011
Beginning balance	$588,453	$-
Contributions	-	614,328
Equity in net loss at 20%	(428,100)	(25,875)
	-	-
Ending balance	$160,353	$588,453

During the years ended December 31, 2012 and December 31, 2011, the Company loaned Condor funds for operations which were documented in a promissory note entered into on February 14, 2013, with an effective date of November 1, 2012, which note permits multiple loans to be made thereunder up to $8,000,000 and scheduled therein as separate “advances”. The note receivable bears interest at a rate per annum equal to the one (1) month LIBOR rate for U.S. dollar deposits plus four (4.0) percentage points. Principal and interest are due thirty-six (36) months from the date each advance is made under the note, with the first repayment being due September 24, 2015. As of December 31, 2012, the balance of the note receivable is $2,435,666 plus accrued interest of $16,963 from Condor.

During the year ended December 31, 2012, the Company issued to Condor a total of 122,812 shares of Series A Preferred Stock valued at $276,326 based on the grant date fair value of $2.25 per share.  The preferred stock issued to Condor was recorded as a stock subscription receivable by the Company.

The Company has an agreement to provide management services to Condor for which Condor owes $81,124 at December 31, 2012. Total fees billed to Condor were $363,102 and $96,000 in 2012 and 2011.

At December 31, 2012, Condor owes the Company $112,488 from production sales related to the Company’s 18.75% working interest in the Niobrara Asset.

At December 31, 2012, the Company owes Condor $112,069 from production related expenses and $802,614 related to capital expenditures incurred by Condor for the drilling of the three wells during the year ended December 31, 2012.

White Hawk Petroleum, LLC

The Company accounts for its 50% ownership in White Hawk using the equity method. The Company evaluated its relationship with White Hawk to determine if White Hawk was a variable interest entity (“VIE”) as defined in ASC 810-10, and whether the Company was the primary beneficiary of White Hawk, in which case consolidation with the Company would be required. The Company determined that White Hawk qualified as a VIE, however the Company concluded that MIE Holdings was the primary beneficiary as a result of its ability to control the funding commitments to White Hawk. The Company’s entire investment in White Hawk is at risk of loss. The Company’s total investment in White Hawk at December 31, 2012 was $1,937,981 after recording its share of White Hawk’s income for the year ended December 31, 2012 of $70,488.

December 31, 2012

Beginning balance	$3,734,986
Sale of equity investment	(1,867,493)
Equity in net earnings at 50%	70,488
Ending balance	$1,937,981

During the year ended December 31, 2012, the Company loaned White Hawk funds for operating expenses and drilling and completion costs for a third Eagle Ford well, pursuant to a promissory note entered into on June 4, 2012, which note permits multiple loans to be made thereunder and scheduled therein as separate “advances”, with no stated maximum limit of loan principal. The note receivable bears interest at a rate per annum equal to the one (1) month LIBOR rate for U.S. dollar deposits plus four (4.0) percentage points. Principal and interest of each loan is due thirty-six (36) months from the date of each advance is made under the note, with the first repayment being due June 4, 2015. As of December 31, 2012, the balance of the note receivable is $332,974 plus accrued interest of $460 from White Hawk.

11. NOTES PAYABLE	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
NOTES PAYABLE

Related Party Transactions

Related Party Notes Payable

Funding with MIE Jurassic Energy Corporation- a related party

During 2012, MIE Jurassic Energy Corporation (“MIEJ”), a subsidiary of MIE Holdings, advanced funds in excess of its ownership interest in Condor. In November 2012, the Company executed a Secured Subordinated Promissory Note in the principal amount of $2,170,065. The note bears interest at 10% and is due upon the earlier of 1) an equity or debt financing transaction completed by the Company or December 31, 2013. At December 31, 2012, the balance owed with accrued interest was $2,206,233.

Global Venture Investments, LLC – a related party

In February 2011, the Company received a $200,000 loan from its president and chief executive officer. Interest accrued at an annual rate of 3%, and principal and interest were due on October 31, 2011. The loan plus accrued interest of $4,258 was repaid in full on October 31, 2011. Upon receipt of these proceeds, the president and chief executive officer used the proceeds to purchase, through Global Venture Investments, LLC, an entity wholly owned and controlled by him, 88,889 shares of the Company’s Series A Preferred Stock at a price of $2.25 per share.

In July 2011, the Company received a $900,000 loan from Global Venture Investments, LLC. Interest accrued at an annual rate of 3%, and principal and interest were due on November 30, 2011. The note was convertible into preferred stock of the Company in the event of the closing of a qualified financing (defined as receipt of at least $2,000,000 in gross proceeds), and the note converted into the securities being sold in the qualified financing at a 50% discount. The qualified financing occurred in October 2011 and the principal amount of this note was converted into 800,000 shares ($1.125 per share) of Series A Preferred Stock pursuant to the loan’s original conversion terms. The accrued interest of $8,655 was paid in cash. The Company evaluated the conversion feature and determined no beneficial conversion feature existed as the fair value of the underlying securities fair value was $0.39 per share and was out-of-the-money.

The note agreement also provided for the issuance of a warrant to the holder in the event that the note was automatically converted into a qualified financing. The warrant has a three year term and an exercise price equal to the price paid by the investors in the qualified financing. In connection with the initial closing of the Company’s Series A Preferred Stock financing in October 2011, which was a qualified financing, the Company issued this warrant for 160,000 shares of Series A Preferred Stock at an exercise price of $2.25 per share and a fair value as determined by a Black Scholes option pricing model of $44,600.

Third Party Transactions

Centurion Note Conversions

On August 31, 2012, Centurion converted $101,250 of principal and accrued interest, into 45,000 shares of the Company’s common stock. In October 2012, Centurion converted $536,250 of principal into 238,334 shares of the Company’s common stock. In November 2012, Centurion converted $392,045 of principal into 174,242 shares of the Company’s common stock. Centurion forgave the principal and interest balance of $169,181 and the balance owed Centurion at December 31, 2012 was paid in full.

12. COMMITMENTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
COMMITMENTS

Office Lease

In July 2012, the Company entered into a non-cancelable lease agreement with a term of two years ending in July 2014 for its corporate office space located in Danville, California. The obligation under this lease as of December 31, 2012 is $78,679.

Niobrara Asset - $1 Million Guarantee

Under the Niobrara Asset purchase agreement, the Company agreed to issue 444,445 shares of Series A Preferred Stock on November 13, 2012, subject to a guaranteed minimum value of $1 million of the preferred stock. At November 13, 2012, the Sellers had the option to elect to receive the fixed number of 444,445 shares or $1 million in cash, due and payable within five days of their written election to receive cash in lieu of the shares. The agreement does not provide the Sellers the option for a variable number of shares based on the per share value. The obligation of $1 million was recorded in accrued expenses on the date of the transaction. The Company received elections from the Sellers requesting payment of the obligation in cash due on or about November 20, 2012. On November 26, 2012, the Agreement was amended to provide for the payment of $100,000 to the Sellers, and 44,445 shares of the preferred stock valued at $100,000 to extend the $1 million payment until February 18, 2013. The fair value of $280,001 of the 44,445 preferred shares issued and the $100,000 payment were recorded as interest expense in 2012. The Company subsequently paid the $1 million on February 18, 2013.

13. PREFERRED STOCK	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
PREFERRED STOCK

NOTE 13 – PREFERRED STOCK

Series A Convertible Preferred Stock Designations

At December 31, 2012, the Company was authorized to issue 100,000,000 shares of its Series A Preferred Stock with a par value of $0.001 per share.

The holders of our New Series A Preferred Stock are entitled to receive non-cumulative dividends at an annual rate of 6% of the “Original Issue Price” per share, which is $2.25 per share. These dividends will only accrue and become payable if declared by our Board of Directors in its discretion. The right to receive dividends on shares of Series A Preferred Stock is not cumulative, and no right to such dividends will accrue to holders of Series A Preferred Stock by reason of the fact that dividends on said shares are not declared or paid in any calendar year. All declared but unpaid dividends of the shares of New Series A Preferred Stock are payable in cash upon conversion of such shares. Any dividends declared on our New Series A Preferred Stock will be prior and in preference to any declaration or payment of any dividends or other distributions on our common stock. In the event of any liquidation, dissolution or winding up of our Company, either voluntary or involuntary, the holders of our New Series A Preferred Stock will be entitled to receive distributions of any of our assets prior and in preference to the holders of our common stock in an amount per share of New Series A Preferred Stock equal to the sum of (i) the Original Issue Price of $2.25 per share, and (ii) all declared but unpaid dividends on such shares of New Series A Preferred Stock. Each share of New Series A Preferred Stock will be convertible at the option of the holder into that number of fully-paid, nonassessable shares of common stock determined by dividing the “Original Issue Price” for the New Series A Preferred Stock by the conversion price of $2.25 per share (subject to adjustment). Therefore, each share of New Series A Preferred Stock will initially be convertible into one share of our common stock. Our shares of New Series A Preferred Stock will automatically convert into shares of common stock according to the conversion rate described above upon the first to occur of (i) the consent of a majority of the outstanding shares of New Series A Preferred Stock or (ii) the date on which the New Series A Preferred Stock issued on the original issuance date to holders who are not affiliates of the Company may be re-sold by such holders without registration in reliance on Rule 144 promulgated under the Securities Act of 1933, as amended, or another similar exemption. The holders of our New Series A Preferred Stock vote together with the holders of our common stock as a single class (on an “as converted” basis) on all matters to which our shareholders have the right to vote, except as may otherwise be required by law.

Preferred Stock Issuances

During 2011 the Company issued 2,222,223 shares of preferred stock as follows:

●	In October 2011, the Company issued 1,333,334 shares of its New Series A Preferred Stock and an 80% interest in Condor to a subsidiary of MIE Holdings, a related party, for proceeds of $3,000,000. No offering costs were incurred.

●	In October 2011, the Company repaid a $200,000 note payable to its president and chief executive plus accrued interest of $4,258. Upon receipt of these proceeds, the officer used the proceeds to purchase through an entity owned and controlled by him 88,889 shares of the Company’s New Series A Preferred Stock at a price of $2.25 per share.

●	In October 2011, the Company converted the $900,000 note payable to Global Venture Investments, LLC into 800,000 shares of the Company’s New Series A Preferred Stock. Pursuant to the terms of the note, the note’s principal converted into New Series A Preferred Stock at a price of $1.125 per share, which was equal to 50% of the $2.25 price per share of the New Series A Preferred Stock. As required pursuant to the terms of the note, the Company also issued the note holder a warrant to purchase 160,000 shares of New Series A Preferred Stock with an exercise price of $2.25 per share.

During 2012 the Company issued 4,615,235 shares of preferred stock as follows:

●	In 2012, the Company issued 3,684,448 shares of New Series A Preferred Stock to investors for gross cash proceeds of $8,015,071. Offering costs were $246,423.

●	In February 2012, the Company issued 76,667 shares of New Series A Preferred Stock at a value of $172,500 to South Texas Reservoir Alliance LLC. (“STXRA”). A liability was accrued as of December 31, 2011 for this issuance, which issuance was made in full satisfaction of certain obligations to STXRA associated with the Niobrara Asset purchase.

●	In March 2012, the Company issued 555,556 shares of its New Series A Preferred Stock valued at $1,250,000 in connection with the acquisition of Excellong E&P-2. The Company has determined that the shares are redeemable at the option of the holder and has classified the preferred stock outside of shareholders’ equity on the accompanying balance sheet. (See Note 8)

●	In July 2012, the Company issued 122,812 shares of its New Series A Preferred Stock valued at $276,326 in exchange for a subscription receivable from Condor in connection with the acquisition of additional interests by Condor in the Niobrara formation of Weld and Morgan Counties, Colorado.

●	In September 2012, the Company issued 93,250 shares of its New Series A Preferred Stock valued at $559,498 for settlement of a payable due to Esenjay.

●	In November 2012, the Company issued 44,445 shares of its New Series A Preferred Stock to Esenjay pursuant to terms of a Modification Agreement wherein the Company extended the due date of a $1 million payment until February 18, 2013. These shares were recorded as additional interest expense of $280,001 based on the grant date fair value.

●	In October 2012, 9,000 shares of the Company’s New Series A Preferred Stock were converted by an investor into shares of the Company’s common stock.

14. COMMON STOCK	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
COMMON STOCK

NOTE 14 – COMMON STOCK

At December 31, 2012, the Company was authorized to issue 200,000,000 shares of its common stock with a par value of $0.001 per share.

During 2011 the Company issued 5,167,421 shares of common stock as follows:

In October 2011, the Company granted 233,333 shares of its restricted Common Stock valued at $0.30 per share to an executive of the Company. These shares were valued at $70,000. The Company recorded stock-based compensation expense of $65,589 in 2012. The shares are subject to forfeiture in the event the recipient is no longer an officer to the Company, which risk of forfeiture lapses with respect to 50% of the shares on June 1, 2012, 25% on December 31, 2012 and the final 25% on June 1, 2013, all contingent upon the recipient's continued service with the Company. These awards were authorized and issued under the Company's equity incentive plan adopted in February 2012. At December 31, 2012, 25% of these 233,333 shares were subject to forfeiture.

●	In February 2011, the Company issued 3,473,334 shares of Common Stock to its founders in exchange for cash in the amount of $10,420.

●	In February 2011, the Company issued 1,366,668 shares of Common Stock in February 2011 to a company that is wholly owned by the Company’s president and chief executive officer in exchange for that company’s 6% interest in the Rare Earth JV. These shares were valued at $4,100.

●	In conjunction with the Niobrara Asset acquisition in 2011, 95,199 shares of the Company’s Common Stock valued at $28,560 were issued to STXRA to arrange the transaction and provide various technical and due diligence services to the Company.

●	In October 2011, the Company signed a letter of intent to merge with a Blast Energy, Inc., a publicly-traded oil and gas exploration and production company. In connection with this proposed merger, the Company issued 232,222 fully vested, nonforfeitable shares of Common Stock to certain investor relations consultants. The Company recorded $69,667 of stock-based compensation expense on the grant date.

During 2012 the Company issued 2,016,077 shares of common stock as follows:

●	In February 2012, the Company granted to five of its consultants and employees a total of 551,667 shares of its restricted Common Stock valued at $0.30 per share. The Company recorded stock-based compensation expense of $165,500 on the date of grant. The shares are subject to forfeiture in the event the recipient is no longer an employee, officer, director or consultant to the Company, which risk of forfeiture lapses with respect to 50% of the shares six months from the date of grant, 20% twelve months from the date of grant, 20% eighteen months from the date of grant, and the final 10% twenty-four months from the date of grant, all contingent upon the recipient’s continued service with the Company. These awards were authorized and issued under the Company’s equity incentive plan adopted in February 2012. At December 31, 2012, 50% of these 551,667 shares were subject to forfeiture.

●	In September 2012, as a result of the 1:112 Reverse Split, 474,291 shares of common stock were issued to shareholders of Blast. (See Note 6).

●	In October 2012, 71,596 shares of common stock were issued in connection with the Blast merger in settlement of outstanding debt of the Company of $487,218. (See Note 6).

●	In December 2012, the Company granted 13,334 shares of its restricted Common Stock with a grant date fair value of $80,000 to an independent contractor for services proved pursuant to our 2012 Equity Incentive Plan.

●	In 2012, 457,576 shares of common stock were issued to Centurion pursuant to conversion of debt in the amount of $1,029,545. (See Note 11).

●	In June 2012, non-qualified stock options previously granted to South Texas Reservoir Alliance LLC (“STXRA”), were exercised at the $0.24 exercise price and STXRA paid $4,800 for the issuance of 20,000 shares of common stock.

●	In 2012, 161,086 shares of common stock were issued to employees and consultants in connection with the cashless exercise of common stock options.

●	In 2012, 37,529 shares of common stock were issued to an investor in connection with the cashless exercise of common stock warrants.

●	In October 2012, 9,000 shares of the Company’s New Series A Preferred Stock were converted by an investor into 9,000 shares of the Company’s Common Stock.

15. STOCK OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
STOCK OPTIONS AND WARRANTS

Blast 2003 Stock Option Plan and 2009 Stock Incentive Plan

As of December 31, 2012, 10,205 shares of common stock granted under Blast’s 2003 Stock Option Plan and 2009 Stock Incentive Plan remain outstanding and exercisable. No options were issued under these plans in 2012.

2012 Incentive Plan

On July 27, 2012, the shareholders of the Company approved the 2012 Equity Incentive Plan (the “2012 Incentive Plan”), which was previously approved by the Board of Directors on June 27, 2012, and authorizes the issuance of various forms of stock-based awards, including incentive or non-qualified options, restricted stock awards, performance shares and other securities as described in greater detail in the 2012 Incentive Plan, to the Company’s employees, officers, directors and consultants. A total of 2,000,000 shares of Common Stock are eligible to be issued under the 2012 Incentive Plan.

PEDCO 2012 Equity Incentive Plan

As a result of the Merger, the Company assumed the PEDCO 2012 Equity Incentive Plan (the “PEDCO Incentive Plan”), which was adopted by PEDCO on February 9, 2012. The PEDCO Incentive Plan authorized PEDCO to issue an aggregate of 1,000,000 shares of common stock in the form of restricted shares, incentive stock options, non-qualified stock options, share appreciation rights, performance share, and performance unit under the PEDCO Incentive Plan. As of December 31, 2012, options to purchase 1,221,667 shares of PEDCO common stock and 551,667 shares of PEDCO restricted common stock had been granted under this plan (all of which were granted by PEDCO prior to the closing of the Merger, with such grants being assumed by the Company and remaining subject to the PEDCO Incentive Plan following the consummation of the Merger). The Company does not plan to grant any additional awards under the PEDCO Incentive Plan post-Merger.

Options

In 2011, the Company granted a non-qualified performance-based option to its consulting executive vice president for 100,000 shares of Common Stock at $0.24 per share with a term of 10 years. At December 31, 2011, none of the performance milestones had been met and, as a result, no expense was recorded in 2011 for this award. This award was modified in February 2012 to a time-based vesting schedule in connection with this consultant becoming a full-time employee of the Company. The vesting terms of the option exercisable for these 100,000 shares are now 50% of the shares subject to the option vesting on March 1, 2012, 25% on June 1, 2012, and the balance of 25% on January 1, 2013, all contingent upon the recipient’s continued service with the Company. The fair value of the options on the date of grant using the Black-Scholes model, was $19,800.

In 2012, options to purchase an aggregate of 88,333 shares of Common Stock were granted to five consultants and employees at an exercise price of $0.30 per share. The options have terms of 10 years and vest in February 2014. 50% of the shares subject to the options vest six months from the date of grant, 20% vest one year from the date of grant, 20% vest eighteen months from the date of grant, and the final 10% vest two years from the date of grant, all contingent upon the recipient’s continued service with the Company. The fair value of the options on the date of grant using the Black-Scholes model, was $20,670.

In 2012, options to purchase an aggregate of 1,133,334 shares of Common Stock were granted to management and employees at an exercise price of $0.51 per share. The options have terms of 10 years and vest in June 2014. 50% of the shares subject to the options vest six months from the date of grant, 20% vest one year from the date of grant, 20% vest eighteen months from the date of grant, and the final 10% vest two years from the date of grant, all contingent upon the recipient’s continued service with the Company. The fair value of the options on the date of grant using the Black-Scholes model, was $272,000.

During the year ended December 31, 2012, the Company recognized option stock-based compensation expense of $243,081. The remaining amount of unamortized stock options expense at December 31, 2012 is $122,963 The Black-Scholes option-pricing model was used to determine fair value. Variables used in the Black-Scholes option-pricing model for the options issued include: (1) a discount rate range of 0.27% to 0.41%, (2) expected term of 2 years, (3) expected volatility range of 88% to 173%, and (4) zero expected dividends.

The intrinsic value of outstanding and exercisable options at December 31, 2012 was $6,870,330 and $3,144,095, respectively.

Option activity during the year ended December 31, 2012 was:

	Number of Shares	Weighted Average Exercise Price		Weighted Average Remaining Contract Term (years)
Outstanding at January 1, 2012	176,667	$	$ 0.24	9.75
Granted under Blast merger	12,973		125.15
Granted	1,221,667		0.49
Exercised	(190,333)		0.46
Forfeited and cancelled	(2,768)		$381.63

Outstanding at December 31, 2012	1,218,206		$0.92	9.30

Exercisable at December 31, 2012	561,372		$1.44	9.20

Option activity during the year ended December 31, 2011 was:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at January 1, 2011	-	$-	-
Granted	176,667	0.24
Exercised	-	-
Forfeited and cancelled	-	-

Outstanding at December 31, 2011	176,667	$0.24	9.75

Exercisable at December 31, 2011	-	$-	-

Summary of options outstanding and exercisable as of December 31, 2012:

Exercise Price	Weighted Average Remaining Life (years)	Options Outstanding	Options Exercisable
$0.24	1.08	149,667	103,667
0.30	0.60	80,000	35,833
0.51	7.60	978,333	411,666
30.24	0.02	5,953	5,953
33.60	-	2,247	2,247
67.20	-	893	893
127.68	-	36	36
134.40	-	298	298
204.96	-	36	36
268.80	-	743	733
$0.24 to $268.80	9.30	1,218,206	561,372

Summary of options outstanding and exercisable as of December 31, 2011:

Exercise Price	Weighted Average Remaining Life (years)	Options Outstanding	Options Exercisable
$0.24	9.75	176,667	-

Warrants

All of the warrants described below were issued in 2012.

In connection with the Series A Preferred Stock issuances, the Company issued warrants to its placement agent and an employee thereof to purchase a total of 20,000 shares of Series A Preferred Stock valued at $1.26 per share on the grant date. These warrants have an exercise price of $2.25 per share and expire in April 2015.

Warrants to purchase an aggregate of 33,334 shares of Common Stock were granted to an advisor at an exercise price of $0.30 per share. The warrants have a term of 10 years and are fully vested on the date of grant. The Company recorded $8,000 of stock compensation expense on the date of grant.

The Company issued warrants to an advisor to purchase a total of 2,167 shares of its Series A Preferred Stock valued at $1.26 per share on the grant date. These warrants have an exercise price of $2.25 per share and expire in May 2015. The Company recorded $2,714 of stock compensation expense on the date of grant.

As part of the sale of 50% of the ownership interests in White Hawk to an affiliate of MIE Holdings, the Company granted a two-year warrant to the affiliate of MIE Holdings exercisable for 166,667 shares of Company common stock at $3.75 per share valued at $1,586, exercisable solely on a cash basis, and granted a two-year warrant to the affiliate of MIE Holdings exercisable for 166,667 shares of Company common stock at $4.50 per share valued at $1,000, exercisable solely on a cash basis. The Company recorded $2,586 of stock-based compensation expense for the fair value of the warrants issued on the date of grant.

The Company issued warrants to seven consultants who provided placement agent services to purchase a total of 47,806 shares of its Series A Preferred Stock valued at $1.26 on the grant date. These warrants have an exercise price of $2.25 per share and expire in July 2015.

The Company issued warrants to three consultants who provided services for public relations, marketing, and Merger integration support to purchase a total of 41,667 shares of its Common Stock valued at $1.25 on the grant date. These warrants have an exercise price of $2.25 per share and expire in July 2015. The Company recorded $52,156 of stock-based compensation expense for the fair value of the warrants issued on the date of grant.

The Company acquired 68,736 warrants as part of the merger with Blast.

The principals of Trident Partners Ltd. (“Trident principals”) were issued an aggregate of 1,670 shares of the Company’s common stock upon the cashless net exercise of warrants exercisable for a total of 3,795 shares of the Company’s common stock that were originally issued to the Trident principals on June 3, 2011 and December 22, 2011 with an exercise price of $3.36 per share.

During the year ended December 31, 2012, the Company recognized warrant stock based compensation expense of $62,839. Fair value was determined by using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for the warrants issued include: (1) discount rate range of 0.30% to 1.12%, (2) expected term range of 2 to 3 years, (3) expected volatility of 83%, and (4) zero expected dividends.

The intrinsic value of outstanding as well as exercisable warrants at December 31, 2012 was $1,883,479.

Warrant activity during the year ended December 31, 2012 was:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at January 1, 2012	193,334	$1.89	4.04
Granted under Blast merger	68,736	141.81
Granted	479,195	3.42
Exercised	(106,890)	1.56
Forfeited and cancelled	(744)	33.60

Outstanding at December 31, 2012	633,631	$18.25	2.43

Exercisable at December 31, 2012	633,631	$18.25	2.43

Warrant activity during the year ended December 31, 2011 was:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at January 1, 2011	-	$-	-
Granted	193,334	1.89	4.04
Exercised	-	-
Forfeited and cancelled	-	-

Outstanding at December 31, 2011	193,334	$1.89	4.04

Exercisable at December 31, 2011	193,334	$1.89	4.04

Summary of warrants outstanding and exercisable as of December 31, 2012 is as follows:

Exercise Price		Weighted Average Remaining Life (years)	Warrants Outstanding	Warrants Exercisable
$	$ 0.24	0.46	33,334	33,334
	0.30	0.49	33,334	33,334
	2.25	0.72	205,862	205,862
	3.36	0.00	4,882	4,882
	3.75	0.37	166,667	166,667
	4.50	0.37	166,667	166,667
	67.20	0.00	2,529	2,529
	336.00	0.00	2,232	2,232
	483.84	0.02	18,124	18,124
	$0.24 to $483.84	2.43	633,631	633,631

Summary of warrants outstanding and exercisable as of December 31, 2011 is as follows:

Exercise Price	Weighted Average Remaining Life (years)	Warrants Outstanding	Warrants Exercisable
$0.24	1.69	33,334	33,334
2.25	2.35	160,000	160,000
$0.24 to $2.25	4.04	193,334	193,334

16. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

On the October 31, 2011 following the Company’s acquisition of the Niobrara Asset, the Company transferred and assigned to Condor, a Nevada limited liability company owned 20% by the Company and 80% by an affiliate of MIE Holdings, 62.5% of the Niobrara Asset interest acquired by the Company, the net result of which is that each of the Company and MIE Holdings have a 50% net working interest in the Niobrara Asset originally acquired by the Company. Furthermore, Condor was designated as “Operator” of the Niobrara Asset. Condor’s Board of Managers is comprised of the Company’s President and Chief Executive Officer, Mr. Frank Ingriselli, and two designees of MIE Holdings. In addition, in connection with the drilling and completion of the initial well on the Niobrara asset, and in light of our then-existing cash position, MIE Holdings loaned funds to Pacific Energy Development Corp., our wholly-owned subsidiary (“PEDCO”), equal to all of our proportional fees and expenses on that project, and has additionally loaned funds to PEDCO sufficient to fund our 20% portion of Condor expenses incurred in connection with the second and third wells drilled and completed by Condor on the Niobrara asset in January and February 2013. These loans were documented through the entry on February 14, 2013 of a Secured Subordinated Promissory Note (the “Note”) with MIEJ, with an effective date of November 1, 2012. Under the Note, PEDCO may draw down multiple advances up to a maximum of $5 million under the Note, with repaid amounts not being permitted to be re-borrowed. Amounts borrowed under the Note may only be used by PEDCO to fund fees and expenses allocable to PEDCO with respect to its operations in the Niobrara asset located in Weld and Morgan Counties, Colorado (the “Niobrara Asset”). When drawn, principal borrowed under the Note carries an interest rate of 10.0% per annum. Principal and accrued interest under the Note shall be due and payable within ten (10) business days of the earlier to occur of (i) December 31, 2013 or (ii) the closing of a debt or equity financing transaction with gross proceeds to the Company of at least $10 million. The Note may be prepaid in full by PEDCO without penalty, and is secured by all of PEDCO’s ownership and working interests in the FFT2H well located in the Niobrara Asset, and all corresponding leasehold rights pooled with respect to such well, and PEDCO’s ownership and working interests in each future well drilled and completed in the Niobrara Asset. The Note converts amounts previously advanced by MIEJ to PEDCO in the amount of $2.17 million to fund operations in the Niobrara Asset through November 1, 2012, as well as an additional $2 million loaned by MIEJ to PEDCO under the Note on February 14, 2013, for a total current principal amount outstanding under the Note of $4.17 million on February 14, 2013. There is currently approximately $830,000 available for future borrowing by PEDCO under the Note.

In October 2011, the Company issued 1,333,334 shares of its Series A Preferred Stock and an 80% interest in Condor to MIE Holdings for proceeds of $3,000,000.

In May 2012, the Company merged its wholly-owned subsidiary, Excellong E&P-2, Inc., into White Hawk and then sold 50% of its ownership interests in White Hawk to an affiliate of MIE Holdings and issued certain warrants thereto. .

During the year ended December 31, 2012, the Company loaned White Hawk funds to fund operating expenses and drilling and completion costs for a third Eagle Ford well, pursuant to a promissory note entered into on June 4, 2012, between the Company and White Hawk, which note permits multiple loans to be made thereunder and schedule therein as separate “advances” with no stated maximum limit of loan principal. The note receivable bears interest at a rate per annum equal to the one (1) month LIBOR rate for U.S. dollar deposits plus four (4.0) percentage points. Principal and interest of each loan is due thirty-six (36) months from the date of each advance under the note, with the first repayment being due June 4, 2015. As of December 31, 2012 the total notes payable and accrued interest are $332,974 and $459, respectively.

On September 24, 2012, Condor entered into a promissory note (the “PEDCO Note”) The Company, pursuant to which Condor may borrow, from time to time, cash advances from the Company up to a maximum amount of $8,000,000 to fund Condor’s operations as permitted under its Operating Agreement. When drawn, principal borrowed under the PEDCO Note carries an interest rate of per annum equal to the one (1) month term, LIBOR, plus four (4.0) percent. Principal and accrued interest under the PEDCO Note shall be due and payable on the date that is 36 months from the date of each advance thereunder, or on demand following the occurrence of an event of default, as defined therein. The PEDCO Note may be prepaid in full by Condor without penalty.

On November 1, 2012, and pursuant to the terms of the Inter-Company Agreement, Condor and the Company amended and restated the PEDCO Note in full to capitalize interest accrued under the PEDCO Note to November 1, 2012. As a result $1,224 in accrued interest was capitalized as additional principal. During the year ended December 31, 2012, the Company advanced $2,434,442 in cash and 122,812 shares of PEDEVCO’s Series A Preferred Stock valued at $276,326. As of December 31, 2012, Condor had $2,711,992 and $16,963 in loans payable and accrued interest, respectively, to the Company. The note principal includes the $276,326 value of the 122,812 shares issued by Pedevco.

Accruals for drilling costs due to Condor as a working interest owner and revenue receivable due from Condor as a working interest owner represent capital expenditures, lease operating expenses and revenues allocable to the Company for its 18.75% working interest and 15% net revenue interest in the Niobrara asset.

During the year ended December 31, 2012 and for the period from inception through December 31, 2011, the Company charged $375,441 and $96,000, respectively, in expenses related to a management services agreement with Condor. This management fee represents an amount agreed upon between MIEJ and the Company as being reflective of the approximate amount of time and resources the Company personnel dedicates to Condor-related matters on a monthly basis. Prior to November 1, 2012, the Company charged a monthly management of $28,250 to Condor. On November 1, 2012, the Company began charging a monthly management fee of $40,300. Condor will be paying a monthly management fee at least for the duration of 2013 based on the agreed upon 2013 budget. As of December 31, 2012 and 2011, the Company had accrued $81,124 and $96,000 in amounts due from Condor under the agreement.

17. INCOME TAXES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
INCOME TAXES

Due to the Company’s net loss, there was no provision for income taxes for the period from February 9, 2011 (Inception) and December 31, 2011 and the year ended December 31, 2012.

The difference between the income tax expense of zero shown in the statement of operations and pre-tax book net loss times the federal statutory rate of 34% is principally due to the change in the valuation allowance.

Deferred income taxes assets for the period from February 9, 2011 (Inception) through December 31, 2012 are as follows:

	Year ended December 31, 2012	Period from February 9, 2011 (inception) to December 31, 2011
Deferred tax assets
Net operating loss carryovers -	$1,674,813	$272,936
Less valuation allowance	$(1,674,813)	$(272,936)
Total deferred tax assets	$-	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of deferred assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

Based on the available objective evidence, management believes it is more likely than not that the net deferred tax assets will not be fully realizable. Accordingly, management has applied a full valuation allowance against its net deferred tax assets at December 31, 2012. The net change in the total valuation allowance for the period from February 9, 2011 (Inception) through December 31, 2012 was an increase of $1,947,749.

The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. As of December 31, 2012, the Company did not have any significant uncertain tax positions or unrecognized tax benefits. The Company did not have associated accrued interest or penalties, nor was any interest expense or penalties recognized during the period from February 9, 2011 (Inception) through December 31, 2012.

As of December 31, 2012 the Company has federal net operating loss carryforwards of approximately $4,692,988 for federal and state tax purposes, respectively. If not utilized, these losses will begin to expire beginning in 2031 for both federal and state purposes.

Utilization of NOL and tax credit carryforwards may be subject to a substantial annual limitation due to ownership change limitations that may have occurred or that could occur in the future, as required by the Internal Revenue Code (the “Code”), as amended, as well as similar state provisions. In general, an "ownership change" as defined by the Code results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percent of the outstanding stock of a company by certain stockholders or public groups.

18. COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES

Our oil and gas leasehold acreage is subject to expiration of leases if we do not drill and hold such acreage by production. In the Niobrara asset 1,510 net acres expire in 2013, 429 net acres expire in 2014, 123 net acres expire in 2015 and 95 net acres expire thereafter. We plan to hold significantly all of this acreage through an active program of drilling and completing producing wells. Where we are not able to drill a well before lease expiration we will seek to extend leases where able. All “net” acreage reflects our acreage held directly and our 20% proportionate share of acreage held by Condor by virtue of our 20% ownership interest in Condor. In the Eagle Ford asset the balance of our 26 net acres not held by production will expire in 2013. However, we anticipate that none of our Eagle Ford acreage will expire in 2013 or thereafter as we anticipate that (i) the operator of our Eagle Ford asset, Texon Petroleum Limited (“Texon”), will continue to complete wells in which we plan to participate in order to hold these leases, (ii) the third party operator with rights to the shallow depths will continue to complete wells that will hold these leases, and (iii) if required to hold leases, we will seek to sole risk drilling and completion of wells on the asset.

The Company is not aware of any pending or threatened legal proceedings. The foregoing is also true with respect to each officer, director and control shareholder as well as any entity owned by any officer, director and control shareholder, over the last five years.

As part of its regular operations, the Company may become party to various pending or threatened claims, lawsuits and administrative proceedings seeking damages or other remedies concerning its’ commercial operations, products, employees and other matters. Although the Company can give no assurance about the outcome of these or any other pending legal and administrative proceedings and the effect such outcomes may have on the Company, except as described above, the Company believes that any ultimate liability resulting from the outcome of such proceedings, to the extent not otherwise provided for or covered by insurance, will not have a material adverse effect on the Company’s financial condition or results of operations.

As discussed in Note 7, on March 29, 2012, the Company acquired Excellong E&P-2, Inc., a Texas corporation for a total purchase price of $3.75 million. As part of the purchase price, the Company issued 1,666,667 shares of Series A preferred stock valued at $0.75 per share based on the conversion price to common stock. In accordance with the purchase agreement, the Company has a contingent obligation to repurchase up to the full 1,666,667 shares of Series A preferred stock at a price per share of $0.75 in the event that, on March 29, 2013 (the date that is twelve months from the closing date), the market value of the stock is less than $1,250,000, and the sellers demand repurchase. At September 30, 2012, if the Company were required by the sellers to repurchase all of these shares, it would be required to repurchase 1,666,667 shares for an aggregate cash payment of $1,250,000, at the sellers’ option in the event the market value of the stock is less than $1,250,000.

Our board has adopted a compensation program that, effective for periods after 2012, will provide each of our “independent” directors as defined in NYSE MKT rules or under Rule 10A-3 of the Exchange Act with compensation consisting of (a) a quarterly cash payment of $5,000, and (b) an annual equity award consisting of shares of restricted stock valued at $60,000, vesting on the date that is one year following the date of grant. Effective upon the completion of the Company’s pending public offering of its securities as contemplated by that certain Registration Statement on Form S-1 filed by the Company with the Securities and Exchange Commission on October 10, 2012, as amended (the “Pending Public Offering”), the Company plans to appoint two “independent” directors to the Board, each of whom shall receive an equity award consisting of shares of restricted stock valued at $60,000, vesting on the date that is one year following the date of grant, in accordance with this compensation program.

19. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

On December 13, 2012, we granted 13,334 shares of common stock with a grant date fair value of $80,000 to an independent contractor for services provided pursuant to our 2012 Equity Incentive Plan, which shares were issued in January 2013.

On December 19, 2012, a holder of a warrant exercisable for an aggregate of 666,667 shares of our Series A preferred stock exercised the warrant on a cashless net exercise basis, and was issued an aggregate of 47,059 shares of our Series A preferred stock in January 2013.

On January 11, 2013, the Company issued 177,778 shares of common stock upon conversion of 177,778 shares of Series A preferred stock held by a shareholder.

On January 27, 2013 the Company issued 6,659,680 shares of common stock on a 1 for 1 conversion of 6,659,680 outstanding Series A preferred stock, pursuant to the automatic conversion provisions our Series A Convertible Preferred Stock Amended and Restated Certificate of Designations.

On November 30, 2012, Condor Energy Technology LLC (“Condor”), a joint venture between the Company and MIEJ entered into an Agreement for Purchase of Term Assignment (the “Original Mississippian Agreement”) for the acquisition by Condor of interests in the Mississippian Lime covering approximately 13,806 net acres located in Comanche, Harper, Barber and Kiowa Counties, Kansas and Wood County, Oklahoma, and approximately 19.5 square miles of related 3-D seismic data, for an aggregate purchase price of $8,648,661. Pursuant to the Original Mississippian Agreement, Condor paid an initial deposit in the amount of $864,866 (the “Initial Deposit”), which was funded equally by MIEJ and the Company. On February 8, 2013, the Company, Condor and Berexco LLC (“Berexco”) entered into a Termination of Agreement for Purchase of Term Assignment; Agreement to Transfer Performance Deposit and Negotiate in Good Faith (the “Mutual Termination and Deposit Transfer Agreement”), in which Condor and Berexco mutually agreed, without fault of either party, to terminate the Original Mississippian Agreement. In the Mutual Termination and Deposit Transfer Agreement, the Company and Berexco agreed they would negotiate in good faith the terms and conditions of an alternative transaction whereby the Company would acquire the rights to the leases previously to be acquired under the Original Mississippian Agreement by Condor (the “Proposed PEDEVCO-Berexco Transaction”). The Initial Deposit continued to be held in escrow pending the entry into a new escrow agreement provided that if no agreement with respect to the Proposed PEDEVCO-Berexco Transaction was entered into by February 22, 2013, then the escrowed funds would be returned to the Company.

On February 22, 2013, Pacific Energy Development MSL LLC (“PEDCO MSL”), a wholly owned subsidiary of the Company, entered into an Agreement for Purchase of Term Assignment (the “Purchase Agreement”) with Berexco for the acquisition of interests in the Mississippian Lime covering approximately 6,763 net acres located in Comanche, Harper, Barber and Kiowa Counties, Kansas (the “Mississippian Asset”) and approximately 10.5 square miles of related 3-D seismic data, for an aggregate purchase price of $4,207,117. Pursuant to the Purchase Agreement, Berexco applied the Initial Deposit of $864,866 made in connection with the Original Mississippian Agreement to this new transaction. Closing is anticipated to occur in March 2013, subject to the satisfaction of certain customary closing conditions and the Company's ability to secure sufficient financing, of which there can be no assurances. In addition, PEDCO MSL and Berexco entered into an option agreement, dated February 22, 2013, pursuant to which Berexco granted to PEDCO MSL an exclusive option (an “Option”), expiring on May 30, 2013, to purchase a term assignment with respect to certain interests in the Mississippian Lime covering an additional approximately 7,043 net acres located in Comanche, Harper, Barber and Kiowa Counties, Kansas, and Woods County, Oklahoma and approximately 9.0 square miles of related 3-D seismic data, for an aggregate purchase price upon exercise of the Option of $4,216,544. The Company remains obligated to MIEJ to refund its portion of the Initial Deposit paid in the amount of $432,433.

On February 14, 2013, Pacific Energy Development Corp. (“PEDCO”), a wholly owned subsidiary of the Company, entered into a Secured Subordinated Promissory Note (the “Note”) with MIEJ, with an effective date of November 1, 2012. Under the Note, PEDCO may draw down multiple advances up to a maximum of $5 million under the Note, with repaid amounts not being permitted to be re-borrowed. Amounts borrowed under the Note may only be used by PEDCO to fund fees and expenses allocable to PEDCO with respect to its operations in the Niobrara asset located in Weld and Morgan Counties, Colorado (the “Niobrara Asset”). When drawn, principal borrowed under the Note carries an interest rate of 10.0% per annum. Principal and accrued interest under the Note shall be due and payable within ten (10) business days of the earlier to occur of (i) December 31, 2013 or (ii) the closing of a debt or equity financing transaction with gross proceeds to the Company of at least $10 million. The Note may be prepaid in full by PEDCO without penalty, and is secured by all of PEDCO’s ownership and working interests in the FFT2H well located in the Niobrara Asset, and all corresponding leasehold rights pooled with respect to such well, and PEDCO’s ownership and working interests in each future well drilled and completed in the Niobrara Asset. The Note converts amounts previously advanced by MIEJ to PEDCO in the amount of $2.17 million to fund operations in the Niobrara Asset through November 1, 2012, as well as an additional $2 million loaned by MIEJ to PEDCO under the Note for a total of $4.17 million outstanding on February 14, 2013. There is approximately $830,000 available for future borrowing by PEDCO under the Note.

20. OTHER SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
OTHER SUBSEQUENT EVENTS

NOTE 20 – OTHER SUBSEQUENT EVENTS

Mississippian Asset

On March 25, 2013, we acquired  an average 97% working interest in the Mississippian Lime covering approximately 7,006 gross (6,763 net) acres located in Comanche, Harper, Barber and Kiowa Counties, Kansas, which we refer to as the Mississippian asset, and approximately 10.5 square miles of related 3-D seismic data, for an aggregate purchase price of $4,207,117, pursuant to an agreement for purchase of term assignment entered into with Berexco LLC (“Berexco”).  Pursuant to this agreement, we acquired the interests through our wholly-owned subsidiary, Pacific Energy Development MSL, LLC (“PEDCO MSL”), which entity serves as the operator of the asset.

In addition, we have entered into an option agreement with Berexco, dated February 22, 2013, pursuant to which for $300,000  Berexco granted us an exclusive option , expiring on May 30, 2013, to purchase a term assignment with respect to certain interests in the Mississippian Lime covering an additional approximately 7,880 gross (7,043 net) acres located in Comanche, Harper, Barber and Kiowa Counties, Kansas, and Woods County, Oklahoma and approximately 9.0 square miles of related 3-D seismic data, for an aggregate additional purchase price of $4,216,544 upon exercise of the option.

In connection with the closing of our acquisition of the Mississippian asset, pursuant to a letter agreement, dated March 25, 2013, entered into with STXRA, we are obligated to pay to STXRA a fee equal to $75.00 per net oil and gas acre acquired by us in the Mississippian asset (the “Completion Fee”), which amount equals $507,221 based on the 6,763 net acres we acquired, which amount is payable 80% in cash and 20% in our common stock, or $405,776  in cash and $101,444 in common stock (the “Equity Consideration”).  Such compensation is due and payable to STXRA thirty (30) days following the closing of this offering, with the number of shares of our common stock to be issued being determined by dividing the amount of Equity Consideration by the price per share that we issue our common stock in the offering.  STXRA originally identified the Mississippian asset acquisition opportunity for us, and provided substantial acquisition and due-diligence related consulting services to us, with their sole compensation being the Completion Fee.

Amendment of MIEJ-PEDCO Promissory Note

On March 25, 2013, MIE Jurassic Energy Corporation, an affiliate of MIE Holdings (“MIEJ”), and Pacific Energy Development Corp., our wholly-owned subsidiary (“PEDCO”), amended and restated that certain Secured Subordinated Promissory Note, dated February 14, 2013 (the “MIEJ-PEDCO Note”), to increase the maximum amount available for PEDCO to borrow thereunder from $5 million to $6.5 million, and to permit amounts borrowed under the MIEJ-PEDCO Note to be used by PEDCO to fund fees and expenses allocable to PEDCO with respect to its operations in the Niobrara asset, Niobrara asset-related acquisition expenses, and repayment of $432,433 due to MIEJ as a refund of the performance deposit paid by MIEJ with respect to the Mississippian asset acquisition and applied toward our purchase price of the Mississippian asset.  When drawn, principal borrowed under the MIEJ-PEDCO Note carries an interest rate of 10.0% per annum.  Principal and accrued interest under the MIEJ-PEDCO Note shall be due and payable within ten (10) business days of the earlier to occur of (i) December 31, 2013 or (ii) the closing of a debt or equity financing transaction with gross proceeds to us of at least $10 million, which would be triggered upon closing of this offering.  The MIEJ-PEDCO Note may be prepaid in full by PEDCO without penalty, and is secured by all of PEDCO’s ownership and working interests in the FFT2H, Logan 2H and Waves 1H wells located in the Niobrara asset, and all corresponding leasehold rights pooled with respect to such wells, and PEDCO’s ownership and working interests in each future well drilled and completed in the Niobrara asset.

The MIEJ-PEDCO Note converts amounts previously advanced by MIEJ to PEDCO in the amount of $2.17 million to fund operations in the Niobrara asset through November 1, 2012, as well as an additional $2 million loaned by MIEJ to PEDCO under the MIEJ-PEDCO Note on February 14, 2013 and $2 million loaned by MIEJ to PEDCO under the MIEJ-PEDCO Note on March 25, 2013, for a total current principal amount outstanding under the MIEJ-PEDCO Note of $6.17 million on March 25, 2013.  There is currently approximately $330,000 available for future borrowing by PEDCO under the MIEJ-PEDCO Note.

Bridge Financing

On March 22, 2013, we closed a private placement of $4.0 million aggregate principal amount of secured promissory notes (the “Bridge Notes”), together with warrants exercisable for a total of up to 76,198 shares of our common stock (the “Bridge Warrants,” and, together with the Bridge Notes, the “Bridge Securities”). At the closing of the bridge financing (the “Bridge Financing”), we entered into Note and Warrant Purchase Agreements with a total of 16 individual and institutional investors (collectively, the “Bridge Investors”), including ten (10) current shareholders, pursuant to which we sold and issued to the Bridge Investors a total of $4.0 million aggregate principal amount of Bridge Notes and Bridge Warrants to purchase up to a total of 76,198 shares of our common stock (the "Note and Warrant Purchase Agreements"). The gross aggregate proceeds received by us from the sale of the Bridge Securities was $4.0 million.  Each Bridge Investor has specifically agreed in the Note and Warrant Purchase Agreements to not participate in this offering.  Frank C. Ingriselli, our President, Chief Executive Officer, and member of our Board of Directors, and Clark R. Moore, our Executive Vice President and General Counsel, each participated in the Bridge Financing, purchasing Bridge Notes with an aggregate principal amount of $1 million and receiving Bridge Warrants exercisable for up to 19,048 shares of our common stock, and purchasing Bridge Notes with an aggregate principal amount of $50,000 and receiving Bridge Warrants exercisable for up to 953 shares of our common stock, respectively.

Somerley Limited (“Somerley”) acted as our placement agent with respect to a portion of the Bridge Financing sold to non-U.S. investors.  As compensation for acting as such, Somerley received total cash fees of $40,000 and Bridge Warrants to purchase a total of up to 9,524 shares of the Company’s common stock at an exercise price of $5.25 per share.

Use of Proceeds.

The proceeds of the Bridge Financing may only be used by us for (i) the acquisition of the Mississippian asset; (ii) up to $300,000 to acquire an exclusive option to acquire leases and 3D seismic data covering up to an additional 7,880 gross (7,043 net) Mississippian acres located in Harper, Kiowa, Barber and Comanche Counties, Kansas, and Woods County, Oklahoma; (iii) the payment of Placement Agent Fees; and (iv) general working capital expenses.

Terms of the Bridge Notes.

The Bridge Notes have an annual interest rate of 10% and are due and payable on the earlier to occur of (i) the date that is thirty (30) days following the closing of our next underwritten public offering of our common stock, which this offering will trigger, or (ii) December 31, 2013 (the “Maturity Date”).  We may, in our sole discretion, repay the Bridge Notes in whole or in part at any time prior to the Maturity Date.  The Bridge Notes are secured by a first priority lien and security interest in, to and under all of our assets, subject to MIEJ’s senior lien on our Niobrara assets which secures MIEJ’s loans to date under the MIEJ-PEDCO Note (current principal $6.17 million).

Upon maturity, we are obligated to pay to the holder an additional payment-in-kind (“PIK”) cash amount equal to 10% of the original principal amount of the Bridge Note.  If an event of default on the Bridge Notes occurs, the principal amount of the Bridge Notes, plus accrued and unpaid interest and the PIK, if any, may be declared immediately due and payable, subject to certain conditions set forth in the Bridge Notes. These amounts may automatically become due and payable upon written notice of holders of a majority of the then-outstanding principal amount in the case of certain types of bankruptcy or insolvency events.

Terms of the Bridge Warrants.

The Bridge Warrants are net-exercisable into shares of our common stock for a period of four (4) years commencing as of their issuance date, at an exercise price of $5.25 per share; provided, however, that the exercise price shall be adjusted to the price per share at which we issue our common stock in this offering, if such price per share is lower than $5.25 per share.  The Bridge Warrants will have a 4-year life and may be exercised on a cashless basis.

Reverse Stock-Split

On April 23, 2013, our company’s board of directors approved a 1 for 3 reverse stock split of our common and preferred stock, effective as of the close of business on April 23, 2013.  All preferred stock had previously been convertd to common stock on a one for one basis on January 25, 2013 prior to the reverse stock split. As a result of the reverse stock split, every three shares of our common and preferred stock have been converted into one share of our new common and preferred stock, respectively.  Fractional shares resulting from the reverse stock split were rounded up to the nearest whole share. The stock split will affect all issued and outstanding shares of the Company's common and preferred stock, as well as common or preferred stock underlying stock options, stock appreciation rights, restricted stock units, warrants and convertible debentures outstanding immediately prior to the effectiveness of the April 23, 2013.  As a result of the stock split, the Company's issued and outstanding shares of common stock decreased from approximately 41.7 million pre-stock split shares to approximately 13.9 million post-stock split shares.

All share and per share amounts set forth in this prospectus give effect to this reverse stock split of our common stock.

4. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

The consolidated financial statements herein have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and include the accounts of the Company and those of its wholly owned subsidiaries as follows: (i) Eagle Domestic Drilling Operations LLC, a Texas limited liability company; (ii) Blast AFJ, Inc., a Delaware corporation; (iii) Pacific Energy Development Corp., a Nevada corporation; (iv) Pacific Energy Technology Services, LLC, a Nevada limited liability company; (v) Pacific Energy & Rare Earth Limited, a Hong Kong company; and (vi) Blackhawk Energy Limited, a British Virgin Islands company. All significant intercompany accounts and transactions have been eliminated.

Equity Method Accounting for Joint Ventures

The majority of the Company’s oil and gas interests are held all or in part by the following joint ventures which are collectively owned with affiliates of MIE Holdings:

- Condor Energy Technology LLC, a Nevada limited liability company owned 20% by the Company and 80% by an affiliate of MIE Holdings. The Company accounts for its 20% ownership in Condor using the equity method; and

- White Hawk Petroleum, LLC, a Nevada limited liability company owned 50% by the Company and 50% by an affiliate of MIE Holdings. The Company accounts for its 50% interest in White Hawk using the equity method.

The Company evaluated its relationship with Condor and White Hawk to determine if either qualified as a variable interest entity ("VIE"), as defined in ASC 810-10, and whether the Company is the primary beneficiary, in which case consolidation would be required. The Company determined that both Condor and White Hawk qualified as VIE’s, but since the Company is not the primary beneficiary of either Condor or White Hawk, the Company concluded that consolidation was not required for either entity.

Use of Estimates in Financial Statement Preparation

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, as well as certain financial statement disclosures. While management believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from these estimates. Significant estimates generally include those with respect to the amount of recoverable oil and gas reserves, the fair value of financial instruments, oil and gas depletion, asset retirement obligations, and stock-based compensation.

The Company’s most significant estimates relate to the valuation of its investment in the Rare Earth JV. With respect to the Rare Earth JV, given that there is no established market for this interest combined with the highly speculative nature of this investment, management used their best good faith judgment and estimated a nominal value of $4,100 for this asset at the time of its exchange for shares of the Company's common stock. Management considered the following in arriving at their judgment of value: the joint venture's historical operating results, the lack of marketability, restrictions on transfer, and its minority interest position. If the Company sells the asset, the actual results of any sale could be materially different from management's estimated value.

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. As of December 31, 2012 and December 31, 2011, cash equivalents consisted of money market funds and cash on deposit.

Concentrations of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk include cash deposits placed with financial institutions. The Company maintains its cash in bank accounts which, at times, may exceed federally insured limits as guaranteed by the Federal Deposit Insurance Corporation (FDIC). At December 31, 2012, approximately $2,215,587 of the Company’s cash balances were uninsured. The Company has not experienced any losses in such accounts. Sales to two customers comprised 68% and 32% of the Company’s total oil and gas revenues for the year ended December 31, 2012. The Company had no revenue for the year ended December 31, 2011. The Company believes that, in the event that its primary customer was unable or unwilling to continue to purchase the Company’s production, there are a substantial number of alternative buyers for its production at comparable prices.

Accounts Receivable

Accounts receivable typically consist of oil and gas receivables. The Company has classified these as short-term assets in the balance sheet because the Company expects repayment or recovery within the next 12 months. The Company evaluates these accounts receivable for collectability considering the results of operations of these related entities and when necessary records allowances for expected unrecoverable amounts. To date, no allowances have been recorded.

Revenue Recognition

All revenue is recognized when persuasive evidence of an arrangement exists, the service or sale is complete, the price is fixed or determinable and collectability is reasonably assured. Revenue is derived from the sale of crude oil and natural gas. Revenue from crude oil and natural gas sales is recognized when the product is delivered to the purchaser and collectability is reasonably assured. The Company follows the “sales method” of accounting for oil and natural gas revenue, so it recognizes revenue on all natural gas or crude oil sold to purchasers, regardless of whether the sales are proportionate to its ownership in the property. A receivable or liability is recognized only to the extent that the Company has an imbalance on a specific property greater than its share of the expected remaining proved reserves. If collection is uncertain, revenue is recognized when cash is collected.

Equipment

Equipment is stated at cost less accumulated depreciation and amortization. Maintenance and repairs are charged to expense as incurred. Renewals and betterments which extend the life or improve existing equipment are capitalized. Upon disposition or retirement of equipment, the cost and related accumulated depreciation are removed and any resulting gain or loss is reflected in operations. Depreciation is provided using the straight-line method over the estimated useful lives of the assets, which are 3 to 10 years.

Deferred Property Acquisition Costs

The Company defers the costs, such as title and legal fees, related to oil and gas property acquisitions. At the time the acquisition is completed, these costs are reclassified and included as part of the purchase price of the property acquired. To the extent a property acquisition is not consummated these costs are expensed.

Oil and Gas Properties, Successful Efforts Method

Oil and Gas Properties, Successful Efforts Method. The successful efforts method of accounting is used for oil and gas exploration and production activities. Under this method, all costs for development wells, support equipment and facilities, and proved mineral interests in oil and gas properties are capitalized. Geological and geophysical costs are expensed when incurred. Costs of exploratory wells are capitalized as exploration and evaluation assets pending determination of whether the wells find proved oil and gas reserves. Proved oil and gas reserves are the estimated quantities of crude oil and natural gas which geological and engineering data demonstrate with reasonable certainty to be recoverable in future years from known reservoirs under existing economic and operating conditions, (i.e., prices and costs as of the date the estimate is made). Prices include consideration of changes in existing prices provided only by contractual arrangements, but not on escalations based upon future conditions.

Exploratory wells in areas not requiring major capital expenditures are evaluated for economic viability within one year of completion of drilling. The related well costs are expensed as dry holes if it is determined that such economic viability is not attained. Otherwise, the related well costs are reclassified to oil and gas properties and subject to impairment review. For exploratory wells that are found to have economically viable reserves in areas where major capital expenditure will be required before production can commence, the related well costs remain capitalized only if additional drilling is under way or firmly planned. Otherwise the related well costs are expensed as dry holes.

Exploration and evaluation expenditures incurred subsequent to the acquisition of an exploration asset in a business combination are accounted for in accordance with the policy outlined above.

Depreciation, depletion and amortization of capitalized oil and gas properties is calculated on a field by field basis using the unit of production method.  Lease acquisition costs are amortized over the total estimated proved developed and undeveloped reserves and all other capitalized costs are amortized over proved developed reserves.

Impairment of Long-Lived Assets

The Company reviews the carrying value of its long-lived assets annually or whenever events or changes in circumstances indicate that the historical cost-carrying value of an asset may no longer be appropriate. The Company assesses recoverability of the carrying value of the asset by estimating the future net undiscounted cash flows expected to result from the asset, including eventual disposition. If the future net undiscounted cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and estimated fair value.

Asset Retirement Obligations

Asset Retirement Obligations. If a reasonable estimate of the fair value of an obligation to perform site reclamation, dismantle facilities or plug and abandon wells can be made, the Company will record a liability (an asset retirement obligation or “ARO”) on its consolidated balance sheet and capitalize the present value of the asset retirement cost in oil and gas properties in the period in which the retirement obligation is incurred. In general, the amount of an ARO and the costs capitalized will be equal to the estimated future cost to satisfy the abandonment obligation assuming the normal operation of the asset, using current prices that are escalated by an assumed inflation factor up to the estimated settlement date, which is then discounted back to the date that the abandonment obligation was incurred using an assumed cost of funds for the Company. After recording these amounts, the ARO will be accreted to its future estimated value using the same assumed cost of funds and the capitalized costs are depreciated on a unit-of-production basis over the estimated proved developed reserves. Both the accretion and the depreciation will be included in depreciation, depletion and amortization expense on our consolidated statements of operations.

Income Taxes

The Company utilizes the asset and liability method in accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for operating loss and tax credit carry-forwards and for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets unless it is more likely than not that the value of such assets will be realized.

Stock-Based Compensation

We utilize the Black-Scholes option pricing model to estimate the fair value of employee stock option awards at the date of grant, which requires the input of highly subjective assumptions, including expected volatility and expected life. Changes in these inputs and assumptions can materially affect the measure of estimated fair value of our share-based compensation. These assumptions are subjective and generally require significant analysis and judgment to develop. When estimating fair value, some of the assumptions will be based on, or determined from, external data and other assumptions may be derived from our historical experience with stock-based payment arrangements. The appropriate weight to place on historical experience is a matter of judgment, based on relevant facts and circumstances.

The Company estimates volatility by considering the historical stock volatility. The Company has opted to use the simplified method for estimating expected term, which is generally equal to the midpoint between the vesting period and the contractual term.

Earnings or Loss per Share

Earnings or Loss per Common Share. Basic earnings per common share equal net earnings or loss divided by weighted average common shares outstanding during the period. Diluted earnings per share include the impact on dilution from all contingently issuable shares, including options, warrants and convertible securities. The common stock equivalents from contingent shares are determined by the treasury stock method. The Company incurred net losses for the years ended December 31, 2012 and 2011, and therefore, basic and diluted earnings per share for those periods are the same as all potential common equivalent shares would be anti-dilutive. The Company excluded 1,251,539 potentially issuable shares of common stock related to options and 600,298 potentially issuable shares of common stock related to warrants due to their anti-dilutive effect.

Fair Value of Financial Instruments

The Company follows Financial Accounting Standards Board (“FASB”) ASC 820, Fair Value Measurement (“ASC 820”), which clarifies fair value as an exit price, establishes a hierarchal disclosure framework for measuring fair value, and requires extended disclosures about fair value measurements. The provisions of ASC 820 apply to all financial assets and liabilities measured at fair value.

As defined in ASC 820, fair value, clarified as an exit price, represents the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a result, fair value is a market-based approach that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

As a basis for considering these assumptions, ASC 820 defines a three-tier value hierarchy that prioritizes the inputs used in the valuation methodologies in measuring fair value.

Level 1 – Quoted prices in active markets for identical assets or liabilities.
Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Reclassifications	Certain amounts in the consolidated financial statements of the prior year have been reclassified to conform to the current presentation for comparative purposes.
Recently Issued Accounting Pronouncements

There were various accounting standards and interpretations issued during 2012 and 2011, none of which are expected to have a material impact on the Company’s financial position, operations or cash flows.

In July 2012 the FASB issued ASU 2012-02 Testing Indefinite-Lived Intangible Assets for Impairment, which amends Topic 350 and gives companies the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Topic 350-30. This ASU shall be applied prospectively for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 and early adoption is permitted. Implementation of the ASU is not expected to have a significant impact on the Company’s consolidated financial statements.

Subsequent Events	The Company has evaluated all transactions through the date the consolidated financial statements were issued for subsequent event disclosure consideration.

5. PRIRO YEAR RESTATEMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Priro Year Restatements Tables
Impact on the previously reported balance

The impact on the previously reported balance sheet as of December 31, 2011 is as follows:

	As Reported	As Restated
Deferred costs	$199,496	$111,828
Total current assets	$704,815	$617,147
Equity method investment	$607,653	$588,453
Total assets	$3,045,496	$2,938,628
Accumulated deficit	$587,142	$694,010
Total stockholders’ equity	$995,121	$888,553

Impact on the previously reported loss from operations and net loss

The impact on the previously reported loss from operations and net loss for the period from February 9, 2011 (Inception) through December 31, 2011 is as follows:

	As Reported	As Restated
Equity in loss of equity method investment	$(6,675)	$(25,875)
Loss from operations	$(560,457)	$(648,125)
Net loss	$(587,142)	$(694,010)

Impact on the previously reported balance sheet (after adjustment for the initial restatement)

The impact on the previously reported balance sheet (after adjustment for the initial restatement discussed in Note 2) as of December 31, 2011 is as follows:

	As Reported		As Restated
Stock service receivable	$(69,667)		$-
Accumulated deficit	$(694,010	) $	(763,677)
Total stockholders' equity	$888,553 $		888,553

Impact on the previously reported loss from operations and net loss (after adjustment for the initial restatement)

The impact on the previously reported loss from operations and net loss for the period from February 9, 2011 (Inception) through December 31, 2011 (after adjustment for the initial restatement discussed in Note 2) is as follows:

	As Reported	As Restated
Professional services	$205,200	$274,867
Loss from operation	$(648,125)	$(717,792)
Net loss	$(694,010)	$(763,677)

Restatement of balance sheet
	As Reported	As Restated
Notes receivable – related parties	$3,062,390	$2,786,064
Total assets	$11,423,050	$11,146,724
Series A convertible preferred stock	$20,371	$18,704
Additional paid in capital	$18,138,916	$18,140,583
Stock subscription receivable	$0	$(276,326)
Total stockholder’s equity	$(5,404,150)	$(5,127,824)
Total liabilities and stockholders' equity	$11,423,050	$11,146,724

6. MERGER AGREEMENT PACIFIC ENERGY DEVELOPMENT CORP. (Tables)	12 Months Ended
Dec. 31, 2012
Merger Agreement Pacific Energy Development Corp. Tables
Purchase price on the date of acquisition

The purchase price on the date of acquisition was:

Value of stock issued in acquisition	$4,492,225
Cash advanced from PEDCO prior to merger	507,757
Merger expenses	36,841
Total Purchase Price	$5,036,823

Current assets	978
Fixed assets	112,089
Oil and gas properties	127,088
Current liabilities	(646,787)
Asset retirement obligations assumed	(41,712)
Long-term liabilities	(1,334,836)
(1,783,180)

Goodwill	$6,820,003

Debt extinguishment

As such, the Company’s Merger with Blast, triggered the contingent conversion feature. As a result, the Company recorded a loss on debt extinguishment of $159,913 during the year ended December 31, 2012, as summarized below.

Loss on Extinguishment:
Estimated fair value of debt after modification	$1,494,749
Less: Carrying value of pre-modification debt	(1,334,836)
Loss on debt extinguishment	$159,913

Summary carrying value of debt

See detail summary below for carrying value of debt on the date of the merger.

Post-Modification Debt:
Estimated fair value of debt after modification	$1,494,749
Less: beneficial conversion feature recorded as debt discount	(667,418)
Carrying value at date of Merger	827,331

Schedule of Proforma Income Statement

See detail summary below of loan activity and balance as of December 31, 2012.

Carrying value at merger	$827,331
Accrued interest	75,699
Accretion of beneficial conversion feature recorded as debt discount	667,418
Less: amortization of debt premium	(159,913)
Less: Principal and accrued interest of convertible note converted to common stock	(1,029,545)
Less: Cash payments on principal	(211,809)
Balance of note forgiven by Centurion	(169,181)
Carrying value at December 31, 2012	-0-

7. OIL AND GAS PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2012
Oil And Gas Properties Tables
Oil and gas interests

The following tables summarize the Company’s oil and gas activities by classification for the year ended December 31, 2012 and the period from February 9, 2011 (Inception) through December 31, 2011:

	January 1, 2012	Additions	Disposals	Transfers	December 31, 2012
Unproved properties	1,724,234	78,427	-	(697,016)	895,832
Proved properties	-	5,532,506	(3,750,000)	697,016	2,479,522
Asset retirement costs	-	16,552	-	-	16,552
Accumulated depreciation depletion and impairment	-	(270,676)	15,014	-	(255,662)
Total oil and gas assets	1,724,234	5,340,264	(3,734,986)	-	3,346,071

	February 9, 2011	Additions	Disposals	Transfers	December 31, 2011
Unproved properties	-	4,914,624	(3,190,390)	-	1,724,234
Proved properties	-	-	-	-	-
Asset retirement costs	-	-	-	-	-
Accumulated depreciation, depletion and impairment	-	-	-	-	-
Total oil and gas assets	-	4,914,624	(3,190,390	-	1,724,234

Purchase price components
Purchase Consideration	Amount
Cash paid at closing	$2,827,387
Amount payable in cash or Series A Preferred Stock on November 13, 2012	1,000,000	(1)
Carried interest obligation	699,372	(2)
Common stock issued for services	28,560	(3)
Series A Preferred Stock issuable	172,500	(4)
Other acquisition costs	186,805
Ending balance	$4,914,624

8. BUSINESS ACQUISITION AND DISPOSAL (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition And Disposal Tables
Purchase price terms

This area is currently producing oil and natural gas from three wells, with the remainder of the acreage is under development. The purchase price terms were:

Cash paid at closing	$1,500,000
Loan payable	1,000,000	(1)
Series A Preferred Stock issued	1,250,000	(2)
Total purchase price	$3,750,000

Allocation of the aggregate purchase price

The following table summarizes the allocation of the aggregate contribution as follows:

Asset:	Valuation
Tangible equipment	$147,000
Proved oil and gas reserves	2,958,936
Unproved oil and gas leaseholds	629,050
Total	$3,734,986

Pro Forma results of the White Hawk acquisition
				For the Year Ended December 31, 2011
	PEDEVCO	E&P-2	Combined (1)	PEDEVCO	E&P-2	Combined
	For the twelve months ending December 31, 2012	For the period from January 1, 2012 to March 29, 2012
Revenue	$503,153	$266,867	$770,020	$-	$384,116	$384,116
Lease operating costs	$(281,103)	$(44,099)	$(325,202)	-	$(41,422)	$(41,422)
Net loss	$(12,013,011)	$222,768	$(11,790,243)	$(763,677)	$342,694	$(420,983)
Net loss per common share	$(0.65)	$0.02	$(0.63)	$(0.06)	$0.03	$(0.03)
	(1.94)	0.06	(1.88)	(0.18)	0.09	(0.09)

Sale price consideration

The sale price consideration for the White Hawk Sale by the affiliate of MIE Holdings was $1,939,082 million as follows:

Cash received at closing	$500,000
Cash received on June 29, 2012	500,000
Payment to Excellong E&P-2	1,000,000	(1)
Total cash consideration	$2,000,000

Less: fair value of warrants issued at $3.75 per share	$(1,586	)(2)
Less: fair value of warrants issued at $4.50 per share	(1,000	)(2)
Less: purchase price adjustment for net field income activity for March 2012 through sale date	(58,332	)(3)
Total sale price	$1,939,082

Allocation of the aggregate sale price	The following table summarizes the allocation of the aggregate sale price as follows:
Asset:	Valuation
Tangible equipment	$76,015
Proved oil and gas reserves	1,863,067
Total	$1,939,082

9. PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and equipment

Property and equipment as of December 31, 2012 and, 2011 consisted of the following:

	December 31,	December 31,
Description	2012	2011
Computer equipment	$6,714	$5,356
Tractor	-	-
Service trailer	-	-
AFJ Rig	112,089	-
Equipment	118,803	5,356

Less:
Accumulated depreciation	(30,920)	(662)
Equipment, net	$87,883	$4,694

10. EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments Tables
Condors financial information

The Company’s total investment in Condor at December 31, 2012 was $160,353, after recording its share of Condor’s losses for the year ended December 31, 2012 of $428,100.

	December 31,	December 31,
Description	2012	2011
Beginning balance	$588,453	$-
Contributions	-	614,328
Equity in net loss at 20%	(428,100)	(25,875)
	-	-
Ending balance	$160,353	$588,453

White Hawks financial information

The Company’s total investment in White Hawk at December 31, 2012 was $1,937,981 after recording its share of White Hawk’s income for the year ended December 31, 2012 of $70,488.

Description	December 31, 2012

Beginning balance	$-
Contribution of properties	3,734,986
Sale of equity investment	(1,867,493)
Equity in net earnings at 50%	70,488
Ending balance	$1,937,981

15. STOCK OPTIONS AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Stock Option

	Number of Shares	Weighted Average Exercise Price		Weighted Average Remaining Contract Term (years)
Outstanding at January 1, 2012	176,667	$	$ 0.24	9.75
Granted under Blast merger	12,973		125.15
Granted	1,221,667		0.49
Exercised	(190,333)		0.46
Forfeited and cancelled	(2,768)		$381.63

Outstanding at December 31, 2012	1,218,206		$0.92	9.30

Exercisable at December 31, 2012	561,372		$1.44	9.20

Option activity during the year ended December 31, 2011 was:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at January 1, 2011	-	$-	-
Granted	176,667	0.24
Exercised	-	-
Forfeited and cancelled	-	-

Outstanding at December 31, 2011	176,667	$0.24	9.75

Exercisable at December 31, 2011	-	$-	-

Summary option outstanding and exercisable

Summary of options outstanding and exercisable as of December 31, 2012:

Exercise Price	Weighted Average Remaining Life (years)	Options Outstanding	Options Exercisable
$0.24	1.08	149,667	103,667
0.30	0.60	80,000	35,833
0.51	7.60	978,333	411,666
30.24	0.02	5,953	5,953
33.60	-	2,247	2,247
67.20	-	893	893
127.68	-	36	36
134.40	-	298	298
204.96	-	36	36
268.80	-	743	733
$0.24 to $268.80	9.30	1,218,206	561,372

Summary of options outstanding and exercisable as of December 31, 2011:

Exercise Price	Weighted Average Remaining Life (years)	Options Outstanding	Options Exercisable
$0.24	9.75	176,667	-

Schedule of Warrants

Warrant activity during the year ended December 31, 2012 was:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at January 1, 2012	193,334	$1.89	4.04
Granted under Blast merger	68,736	141.81
Granted	479,195	3.42
Exercised	(106,890)	1.56
Forfeited and cancelled	(744)	33.60

Outstanding at December 31, 2012	633,631	$18.25	2.43

Exercisable at December 31, 2012	633,631	$18.25	2.43

Warrant activity during the year ended December 31, 2011 was:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at January 1, 2011	-	$-	-
Granted	193,334	1.89	4.04
Exercised	-	-
Forfeited and cancelled	-	-

Outstanding at December 31, 2011	193,334	$1.89	4.04

Exercisable at December 31, 2011	193,334	$1.89	4.04

Summary of Warrants outstanding and exercisable

Summary of warrants outstanding and exercisable as of December 31, 2012 is as follows:

Exercise Price		Weighted Average Remaining Life (years)	Warrants Outstanding	Warrants Exercisable
$	$ 0.24	0.46	33,334	33,334
	0.30	0.49	33,334	33,334
	2.25	0.72	205,862	205,862
	3.36	0.00	4,882	4,882
	3.75	0.37	166,667	166,667
	4.50	0.37	166,667	166,667
	67.20	0.00	2,529	2,529
	336.00	0.00	2,232	2,232
	483.84	0.02	18,124	18,124
	$0.24 to $483.84	2.43	633,631	633,631

Summary of warrants outstanding and exercisable as of December 31, 2011 is as follows:

Exercise Price	Weighted Average Remaining Life (years)	Warrants Outstanding	Warrants Exercisable
$0.24	1.69	33,334	33,334
2.25	2.35	160,000	160,000
$0.24 to $2.25	4.04	193,334	193,334

17. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Deferred income taxes assets

Deferred income taxes assets for the period from February 9, 2011 (Inception) through December 31, 2012 are as follows:

	Year ended December 31, 2012	Period from February 9, 2011 (inception) to December 31, 2011
Deferred tax assets
Net operating loss carryovers -	$1,674,813	$272,936
Less valuation allowance	$(1,674,813)	$(272,936)
Total deferred tax assets	$-	$-

3. GOING CONCERN (Details Narrative) (USD $)	11 Months Ended	12 Months Ended	23 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012
Going Concern Details Narrative
Net loss	$ (763,677)	$ (12,013,011)	$ 12,776,688

4. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	Dec. 31, 2012
Summary Of Significant Accounting Policies Details Narrative
Cash uninsured amount	$ 2,215,587

5. PRIRO YEAR RESTATEMENTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Feb. 08, 2011
Total current assets	$ 2,824,273	$ 617,147
Equity method investment	2,098,334	588,453
Total assets	11,146,724	2,938,628
Accumulated deficit	(12,776,688)	(763,677)
Total stockholders equity	5,127,824	888,553
As Reported
Deferred costs		199,496
Total current assets		704,815
Equity method investment		607,653
Total assets		3,045,496
Accumulated deficit		587,142
Total stockholders equity		995,121
As Restated
Deferred costs		111,828
Total current assets		617,147
Equity method investment		588,453
Total assets		2,938,628
Accumulated deficit		694,010
Total stockholders equity		$ 888,553

5. PRIRO YEAR RESTATEMENTS (Details 1) (USD $)	11 Months Ended	12 Months Ended	23 Months Ended	35 Months Ended	11 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011 As Reported	Dec. 31, 2011 As Restated
Equity in loss of equity method investment	$ (25,875)	$ (357,612)		$ (6,675)	$ (25,875)
Loss from operations	(743,667)	(11,072,390)		(560,457)	(648,125)
Net loss	$ (763,677)	$ (12,013,011)	$ 12,776,688	$ (587,142)	$ (694,010)

5. PRIRO YEAR RESTATEMENTS (Details 2) (USD $)	Dec. 31, 2011
As Reported
Stock service receivable	$ (69,667)
Accumulated deficit	(694,010)
Total stockholders' equity	888,553
As Restated
Stock service receivable
Accumulated deficit	(763,677)
Total stockholders' equity	$ 888,553

5. PRIRO YEAR RESTATEMENTS (Details 3) (USD $)	35 Months Ended	11 Months Ended
	Dec. 31, 2011 As Reported	Dec. 31, 2011 As Restated
Professional services	$ 205,200	$ 274,867
Loss from operation	(648,125)	(717,792)
Net loss	$ (694,010)	$ (763,677)

6. MERGER AGREEMENT PACIFIC ENERGY DEVELOPMENT CORP. (Details) (USD $)	Dec. 31, 2012	Mar. 29, 2012
Merger Agreement Pacific Energy Development Corp. Details
Value of stock issued in acquisition	$ 4,492,225
Cash advanced from PEDCO prior to merger	507,757
Merger expenses	36,841
Total Purchase Price	5,036,823	3,750,000
Current assets	978
Fixed assets	112,089
Oil andgas properties	127,088
Current liabilities	(646,787)
Asset retirement obligations assumed	(41,712)
Long-term liabilities	(1,334,836)
Total	(1,783,180)
Goodwill	$ 6,820,003

6. MERGER AGREEMENT PACIFIC ENERGY DEVELOPMENT CORP. (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Merger Agreement Pacific Energy Development Corp. Details 1
Estimated fair value of debt after modification	$ 1,494,749
Less: Carrying Value of pre-modification debt	(1,334,836)
Loss on debt extinguishment	$ 159,913

6. MERGER AGREEMENT PACIFIC ENERGY DEVELOPMENT CORP. (Details 2) (USD $)	Dec. 31, 2012
Merger Agreement Pacific Energy Development Corp. Details 2
Estimated fair value of debt after modification	$ 1,494,749
Less: beneficial conversion feature	(667,418)
Carrying value at date of Merger	$ 827,331

6. MERGER AGREEMENT PACIFIC ENERGY DEVELOPMENT CORP. (Details 3) (USD $)	Dec. 31, 2012
Merger Agreement Pacific Energy Development Corp. Details 3
Carrying value at date of Merger	$ 827,331
Accrued interest	75,699
Accretion of beneficial conversion feature recorded as debt discount	667,418
Less: Principal and accrued interest of convertible note converted to common stock	(159,913)
Less: amortization of debt premium	(1,029,545)
Less: Cash payments on principal	(211,809)
Balance of note forgiven by Centurion	(169,181)
Balance December 31, 2012	$ 0

6. MERGER AGREEMENT PACIFIC ENERGY DEVELOPMENT CORP. (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Merger Agreement Pacific Energy Development Corp. Details Narrative
Loss on debt extinguishment	$ 159,913
Centurion forgave Principal and interest balance	$ 169,181

7. OIL AND GAS PROPERTIES (Details) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Beginning Balance		$ 1,724,234
Additions	4,914,624	5,340,264
Disposals	(3,190,390)	(3,734,986)
Transfer
Ending Balance	1,724,234	3,346,071
Unproved Properties
Beginning Balance
Additions	4,914,624	78,427
Disposals	3,734,984
Transfer		(697,016)
Ending Balance	3,346,070	895,832
Proved Properties
Beginning Balance
Additions		5,532,506
Disposals		(3,750,000)
Transfer		697,016
Ending Balance		2,479,522
Asset Retirement Costs
Beginning Balance
Additions		16,552
Disposals
Transfer
Ending Balance		16,552
Accumulated Depreciation Depletion And Impairment
Beginning Balance
Additions		(270,676)
Disposals		15,014
Transfer
Ending Balance		$ (255,662)

7. OIL AND GAS PROPERTIES (Details 1) (USD $)	Dec. 31, 2012
Oil And Gas Properties Details 1
Cash paid at closing	$ 2,827,387
Amount payable in cash or Series A Preferred Stock on November 13, 2012	1,000,000
Carried interest obligation	699,372
Common Stock issued for services	28,560
Series A Preferred Stock issuable	172,500
Other acquisition costs	186,805
Ending balance	$ 4,914,624

7. OIL AND GAS PROPERTIES (Details Narrative) (USD $)	3 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012
Fair value of preferred stock issued				$ 100,000
Interest expense				100,000
Carried interest for future drilling costs	419,623	279,749
Depletion for production on proved properties				90,414
Impairment value of leases				180,262
Logan 2H
Drilling cost				246,365
Waves 1H
Drilling cost				$ 263,382

8. BUSINESS ACQUISITION AND DISPOSAL (Details) (USD $)	Dec. 31, 2012	Mar. 29, 2012
Business Acquisition And Disposal Details
Cash paid at closing		$ 1,500,000
Loan payable		1,000,000
Series A Preferred Stock		1,250,000
Total purchase price	$ 5,036,823	$ 3,750,000

8. BUSINESS ACQUISITION AND DISPOSAL (Details 1) (USD $)	Mar. 29, 2012
Business Acquisition And Disposal Details 1
Tangible equipment	$ 147,000
Proved oil and gas reserves	2,958,936
Unproved oil and gas leaseholds	629,050
Total	$ 3,734,986

8. BUSINESS ACQUISITION AND DISPOSAL (Details 2) (USD $)	Dec. 31, 2012	Mar. 29, 2012	May 23, 2012 White Hawk [Member]
Cash received at closing		$ 1,500,000	$ 500,000
Cash received on June 29, 2012			500,000
Payment to Excellong E&P-2			1,000,000
Total cash consideration			2,000,000
Less fair value of warrants issued at $1.25 per share			(1,586)
Less fair value of warrants issued at $1.50 per share			(1,000)
Less: purchase price adjustment for net field income activity for March 2012 through sale date			(58,332)
Total sale price	$ 5,036,823	$ 3,750,000	$ 1,939,082

8. BUSINESS ACQUISITION AND DISPOSAL (Details 3) (USD $)	11 Months Ended	12 Months Ended	23 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012 PEDEVCO	Dec. 31, 2011 PEDEVCO	Dec. 31, 2012 Excellong	Dec. 31, 2011 Excellong	Dec. 31, 2012 Combined	Dec. 31, 2011 Combined
Revenue				$ 503,153		$ 266,867	$ 384,116	$ 770,020	$ 384,116
Lease operating costs				(281,103)		(44,099)	(41,422)	(325,202)	(41,422)
Net loss	$ (763,677)	$ (12,013,011)	$ 12,776,688	$ (12,013,011)	$ (763,677)	$ 222,768	$ 342,694	$ (11,790,243)	$ (420,983)
Net loss per common share				$ (0.65)	$ (0.06)	$ 0.02	$ 0.03	$ (0.63)	$ (0.03)

8. BUSINESS ACQUISITION AND DISPOSAL (Details 4) (USD $)	Mar. 29, 2012	May 23, 2012 White Hawk [Member]
Tangible equipment	$ 147,000	$ 76,015
Proved oil and gas reserves	2,958,936	1,863,067
Total	$ 3,734,986	$ 1,939,082

9. PROPERTY AND EQUIPMENT (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Equipment, Gross	$ 118,803	$ 5,356
Less: Accumulated Depreciation	(30,920)	(662)
Equipment, Net	87,883	4,694
Computer Equipment
Equipment, Gross	6,714	5,356
Tractor
Equipment, Gross
Service Trailer
Equipment, Gross
AFJ Rig
Equipment, Gross	$ 112,089

9. PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Property And Equipment Details Narrative
Depreciation expense	$ 30,258

10. EQUITY METHOD INVESTMENTS (Details) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Beginning balance		$ 588,453
Additions	0
Share of net loss at 20%	(25,875)	(428,100)
Ending balance	$ 588,453	$ 160,353

10. EQUITY METHOD INVESTMENTS (Details 1) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Additions	$ 0
White Hawk [Member]
Beginning balance
Additions		3,734,986
Sale of Equity investments		(1,867,493)
Share of net income at 50%		70,488
Ending balance		$ 1,937,981

10. EQUITY METHOD INVESTMENTS (Details Narrative) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Share of net loss at 20%	$ (25,875)	$ (428,100)
Accrued interest		459
White Hawk [Member]
Note receivable		332,974
Accrued interest		460
Investment		1,937,981
Share of net income at 50%		70,488
Condor [Member]
Investments		160,353
Share of net loss at 20%		428,100
Note receivable		2,435,666
Accrued interest		16,963
Management services fee	96,000	363,102
Loan from subsidiary		92,690
Working interest in the Niobrara Asset		18.75%
Loan to Condor for production related expense		112,488
Loan to Condor for capital expenditure		802,614
Provide management services	$ 81,124

11. NOTES PAYABLE (Details Narrative) (USD $)	Dec. 31, 2012
Balance owed with accrued interest	$ 2,206,233
Centurion Credit Funding LLC
Principal and interest balance forgiven by Centurian	$ 169,181

12. COMMITMENTS (Details Narrative) (USD $)	Dec. 31, 2012
Commitments Details Narrative
Office lease obligation	$ 78,679

13. PREFERRED STOCK (Details Narrative) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Series A convertible preferred stock, shares authorized	100,000,000	100,000,000
Series A convertible preferred stock, par value	$ 0.001	$ 0.001
Preferred Stock
Preferred stock issued during period	6,666,667	13,845,703
Comapny Issued New Series A Preferred Stock to investors	38,000	11,053,342
Cash proceed from issue of preferred stock	$ 3,093,135	$ 8,015,071

14. COMMON STOCK (Details Narrative) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Common stock issued	200,000,000	200,000,000
Common stock issued per share	$ 0.001	$ 0.001
Common stock forfeiture discription		At December 31, 2012, 50% of these 1,655,000 shares were subject to forfeiture.
Company issued common stock	1,550,226	6,048,230
Centurion pursuant to conversion of debt		1,372,727
Share Forfeiture		1,655,000
Employee
Company issued common stock		483,256
Investor
Company issued common stock		112,587

15. STOCK OPTIONS AND WARRANTS (Details) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Beginning Balance Outstanding		176,667
Acquired in Blast merger	561,372
Granted	1,218,206	176,667
Exercised	(190,333)
Forfeited and Cancelled	(2,768)
Outstanding Ending balance	1,218,206	176,667
Ending Balance Exercisable	561,372
Outstanding Beginning Balance		$ 0.3
Acquired in Blast merger Per Share	$ 125.15
Granted	$ 0.49	$ 0.24
Exercised	$ 0.46
Forfeited and Cancelled	$ 381.63
Outstanding Ending balance	$ 0.92	$ 0.24	$ 0
Exercisable Ending balance	$ 1.44
Weighted Average Remaining Contract Term
Outstanding Beginning Balance	9 years 9 months 0 days
Outstanding Ending Balance	9 years 3 months 18 days	9 years 7 months 5 days	0 years
Exercisable Ending balance	9 years 3 months 12 days

15. STOCK OPTIONS AND WARRANTS (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Stock Option [Member]
Exercise Price	$ 0.24	$ 0.24
Weighted Average	1 year 0 months 2 days	9 years 9 months 0 days
Beginning Balance Outstanding	149,667	176,667
Ending Balance Exercisable	103,667
Stock Option 1
Exercise Price	$ 0.3
Weighted Average	0 years 9 months 29 days
Beginning Balance Outstanding	80,000
Ending Balance Exercisable	35,833
Stock Option 2
Exercise Price	$ 0.51
Weighted Average	7 years 4 months 24 days
Beginning Balance Outstanding	978,333
Ending Balance Exercisable	411,666
Stock Option 3
Exercise Price	$ 30.24
Weighted Average	0 years 0 months 7 days
Beginning Balance Outstanding	5,953
Ending Balance Exercisable	5,953
Stock Option 4
Exercise Price	$ 33.6
Weighted Average	0 years
Beginning Balance Outstanding	2,247
Ending Balance Exercisable	2,247
Stock Option 5
Exercise Price	$ 67.2
Weighted Average	0 years
Beginning Balance Outstanding	893
Ending Balance Exercisable	893
Stock Option 6
Exercise Price	$ 127.68
Weighted Average	0 years
Beginning Balance Outstanding	36
Ending Balance Exercisable	36
Stock Option 7
Exercise Price	$ 134.4
Weighted Average	0 years
Beginning Balance Outstanding	298
Ending Balance Exercisable	298
Stock Option 8
Exercise Price	$ 204.96
Weighted Average	0 years
Beginning Balance Outstanding	36
Ending Balance Exercisable	36
Stock Option 9
Exercise Price	$ 268.8
Weighted Average	0 years
Beginning Balance Outstanding	743
Ending Balance Exercisable	733
Stock Option 10
Weighted Average	9 years 3 months 25 days
Beginning Balance Outstanding	1,218,206
Ending Balance Exercisable	561,372
Stock Option 10 | Maximum [Member]
Exercise Price	$ 268.8
Stock Option 10 | Minimum [Member]
Exercise Price	$ 0.24

15. STOCK OPTIONS AND WARRANTS (Details 2) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrant [Member]
Number of Shares
Beginning Balance Outstanding	193,334	193,334
Acquired in Blast merger	68,736
Granted	479,195	193,334
Exercised	(106,890)
Forfeited and Cancelled	(744)
Ending Balance Exercisable	633,631	193,334
Weighted Average Exercise Price
Beginning Balance Outstanding	$ 1.89	$ 1.89
Acquired in Blast merger	141.81
Granted	$ 3.42	$ 0.08
Exercised	$ 1.56
Forfeited and Cancelled	$ 33.6
Ending Balance Outstanding	$ 18.25	$ 1.89
Ending Balance Exercisable	$ 18.25	$ 1.9
Weighted Average Remaining Contract Term
Outstanding at beginning of period	4 years 0 months 15 days	0 years
Granted		4 years 0 months 15 days
Outstanding at Ending of period	2 years 5 months 5 days	4 years 0 months 15 days
Exercisable	2 years 5 months 5 days	4 years 0 months 15 days

15. STOCK OPTIONS AND WARRANTS (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Warrants Weighted Average Remaining Life (years)	11 years 4 months 10 days	4 years 0 months 14 days
Warrants Outstanding	633,631	193,334
Warrants Exercisable	633,631	193,334
Warrant [Member]
Warrants Exercise Price	0.24	0.24
Warrants Weighted Average Remaining Life (years)	0 years 5 months 15 days	9 years 9 months 22 days
Warrants Outstanding	33,334	33,334
Warrants Exercisable	33,334	33,334
Warrants to Purchase Series A Preferred Stock
Warrants Exercise Price	0.3	2.25
Warrants Weighted Average Remaining Life (years)	9 years 3 months 26 days	2 years 10 months 2 days
Warrants Outstanding	33,334	160,000
Warrants Exercisable	33,334	160,000
Options to Purchase Common Stock
Warrants Exercise Price	2.25
Warrants Weighted Average Remaining Life (years)	0 years 9 months 0 days
Warrants Outstanding	205,862
Warrants Exercisable	205,862
Options to Purchase Common Stock | Maximum [Member]
Warrants Exercise Price		2.25
Options to Purchase Common Stock | Minimum [Member]
Warrants Exercise Price		0.24
Warrant 3[Member]
Warrants Exercise Price	3.36
Warrants Weighted Average Remaining Life (years)	0 years 0 months 4 days
Warrants Outstanding	4,882
Warrants Exercisable	4,882
Warrant 4[Member]
Warrants Exercise Price	3.75
Warrants Weighted Average Remaining Life (years)	0 years 4 months 21 days
Warrants Outstanding	166,667
Warrants Exercisable	166,667
Warrant 5[Member]
Warrants Exercise Price	4.5
Warrants Weighted Average Remaining Life (years)	0 years 4 months 21 days
Warrants Outstanding	166,667
Warrants Exercisable	166,667
Warrant 6[Member]
Warrants Exercise Price	67.2
Warrants Weighted Average Remaining Life (years)	0 years
Warrants Outstanding	2,529
Warrants Exercisable	2,529
Warrant 7[Member]
Warrants Exercise Price	336
Warrants Weighted Average Remaining Life (years)	0 years
Warrants Outstanding	2,232
Warrants Exercisable	2,232
Warrant 9[Member]
Warrants Exercise Price	483.84
Warrants Weighted Average Remaining Life (years)	0 years 0 months 7 days
Warrants Outstanding	18,124
Warrants Exercisable	18,124
Warrant 9[Member] | Maximum [Member]
Warrants Exercise Price	483.84
Warrant 9[Member] | Minimum [Member]
Warrants Exercise Price	0.24

15. STOCK OPTIONS AND WARRANTS (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Stock-based compensation expense	$ 243,081
Unamortized stock options expense	122,963
Expected term	2 years
Expected dividends	0.00%
Intrinsic value of outstanding options	6,870,330
Intrinsic value of exercisable options	3,144,095
Minimum [Member]
Discount rate	0.27%
Expected volatility	88.00%
Maximum [Member]
Discount rate	0.41%
Expected volatility	173.00%
2003 Stock Option Plan and 2009 Stock Incentive Plan
Shares of common stock granted	10,205
PEDCOMember
Options to purchase common stock	1,221,667
Options to purchase restricted common stock	551,667
Warrant [Member]
Expected volatility	88.00%
Expected dividends	0.00%
Intrinsic value of outstanding options	1,883,479
Intrinsic value of exercisable options	$ 1,883,479
Warrant [Member] | Minimum [Member]
Discount rate	0.28%
Expected term	2 years
Warrant [Member] | Maximum [Member]
Discount rate	0.43%
Expected term	3 years

16. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Notes payable		$ 332,974
Accrued interest		459
Cash advance		2,434,442
Shares advance		368,435
Series A Preferred Stock value		276,326
Condor
Accrued interest		16,963
Loans payable		2,711,992
Expenses related to a management services agreement	375,441	96,000
Accrued management fees	$ 96,000	$ 81,124

17. INCOME TAXES (Details) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Deferred tax assets
Net operating loss carryovers -	$ 1,674,813	$ 1,674,813
Less valuation allowance	(272,936)	(1,674,813)
Total deferred tax assets

17. INCOME TAXES (Details Narrative) (USD $)	23 Months Ended
Dec. 31, 2012
Income Taxes Details Narrative
Net change in valuation allowance	$ 1,674,813
Federal net operating loss carryforwards	$ 4,692,988